UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2018

VP Balanced Fund
Class I (AVBIX)
Class II (AVBTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Top Ten Common Stocks	% of net assets
Microsoft Corp.	2.5%
Alphabet, Inc., Class A	2.2%
Amazon.com, Inc.	2.2%
Apple, Inc.	2.0%
Facebook, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.4%
UnitedHealth Group, Inc.	1.2%
Chevron Corp.	1.1%
Pfizer, Inc.	1.0%
Bank of America Corp.	1.0%

Top Five Common Stocks Industries	% of net assets
Software	4.8%
Internet Software and Services	4.3%
Banks	4.3%
Oil, Gas and Consumable Fuels	3.2%
Semiconductors and Semiconductor Equipment	3.2%

Key Fixed-Income Portfolio Statistics
Average Duration (effective)	5.8 years
Weighted Average Life to Maturity	8.5 years

Types of Investments in Portfolio	% of net assets
Common Stocks	58.8%
U.S. Treasury Securities	13.7%
Corporate Bonds	11.4%
U.S. Government Agency Mortgage-Backed Securities	8.8%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Collateralized Loan Obligations	1.4%
Municipal Securities	0.5%
Bank Loan Obligations	0.4%
U.S. Government Agency Securities	0.4%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	(4.6)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,014.00	$3.85	0.77%
Class II	$1,000	$1,012.70	$5.09	1.02%
Hypothetical
Class I	$1,000	$1,020.98	$3.86	0.77%
Class II	$1,000	$1,019.74	$5.11	1.02%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 58.8%
Aerospace and Defense — 2.8%
Boeing Co. (The)	4,622	$1,550,728
Curtiss-Wright Corp.	2,111	251,251
General Dynamics Corp.	5,747	1,071,298
Lockheed Martin Corp.	4,275	1,262,963
Raytheon Co.	3,882	749,925
Textron, Inc.	10,149	668,921
		5,555,086
Banks — 4.3%
Bank of America Corp.	72,879	2,054,459
BB&T Corp.	900	45,396
Citigroup, Inc.	672	44,970
Fifth Third Bancorp	1,693	48,589
JPMorgan Chase & Co.	27,267	2,841,221
SunTrust Banks, Inc.	16,971	1,120,426
U.S. Bancorp	24,280	1,214,486
Wells Fargo & Co.	21,194	1,174,995
		8,544,542
Beverages — 1.0%
Constellation Brands, Inc., Class A	5,071	1,109,890
Molson Coors Brewing Co., Class B	12,770	868,871
		1,978,761
Biotechnology — 2.6%
AbbVie, Inc.	14,837	1,374,648
Alexion Pharmaceuticals, Inc.(1)	2,703	335,577
Amgen, Inc.	9,113	1,682,169
Biogen, Inc.(1)	4,356	1,264,285
Celgene Corp.(1)	7,214	572,936
		5,229,615
Building Products — 0.1%
Owens Corning	4,899	310,450
Capital Markets — 0.9%
Affiliated Managers Group, Inc.	3,469	515,736
BGC Partners, Inc., Class A	7,944	89,926
Evercore, Inc., Class A	8,373	882,933
MSCI, Inc.	1,899	314,152
		1,802,747
Chemicals — 0.9%
Air Products & Chemicals, Inc.	4,808	748,750
Eastman Chemical Co.	9,820	981,607
Huntsman Corp.	2,230	65,116

	Shares/ Principal Amount	Value
WR Grace & Co.	1,296	$95,010
		1,890,483
Commercial Services and Supplies — 0.1%
MSA Safety, Inc.	1,936	186,514
Pitney Bowes, Inc.	6,549	56,125
		242,639
Communications Equipment — 1.0%
Cisco Systems, Inc.	46,626	2,006,317
Consumer Finance — 1.6%
American Express Co.	13,255	1,298,990
Discover Financial Services	13,375	941,734
Synchrony Financial	30,336	1,012,615
		3,253,339
Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	91	53,335
Grand Canyon Education, Inc.(1)	1,706	190,406
H&R Block, Inc.	35,683	812,859
		1,056,600
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	4,672	872,029
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	14,301	459,199
Verizon Communications, Inc.	1,907	95,941
		555,140
Electric Utilities — 0.1%
Portland General Electric Co.	4,426	189,256
Energy Equipment and Services — 0.6%
Halliburton Co.	25,693	1,157,727
Equity Real Estate Investment Trusts (REITs) — 1.9%
Gaming and Leisure Properties, Inc.	11,302	404,612
Highwoods Properties, Inc.	2,873	145,747
Host Hotels & Resorts, Inc.	1,256	26,464
Park Hotels & Resorts, Inc.	29,696	909,588
PotlatchDeltic Corp.	17,296	879,502
PS Business Parks, Inc.	532	68,362
Senior Housing Properties Trust	4,048	73,228
Weingarten Realty Investors	7,201	221,863
Weyerhaeuser Co.	25,850	942,491
		3,671,857
Food Products — 0.5%
Conagra Brands, Inc.	2,999	107,154
Mondelez International, Inc., Class A	8,721	357,561
Nomad Foods Ltd.(1)	7,961	152,772
Pinnacle Foods, Inc.	4,622	300,707
		918,194
Health Care Equipment and Supplies — 2.1%
Abbott Laboratories	23,820	1,452,782

	Shares/ Principal Amount	Value
Edwards Lifesciences Corp.(1)	849	$123,589
Haemonetics Corp.(1)	1,605	143,937
Hill-Rom Holdings, Inc.	5,071	442,901
Intuitive Surgical, Inc.(1)	2,938	1,405,774
Medtronic plc	1,556	133,209
STERIS plc	2,307	242,258
Varian Medical Systems, Inc.(1)	3,167	360,151
		4,304,601
Health Care Providers and Services — 1.4%
Cigna Corp.	1,264	214,817
Express Scripts Holding Co.(1)	3,026	233,638
UnitedHealth Group, Inc.	9,492	2,328,767
		2,777,222
Health Care Technology — 0.4%
Cerner Corp.(1)	12,527	748,989
Hotels, Restaurants and Leisure — 1.6%
Las Vegas Sands Corp.	13,455	1,027,424
Marriott International, Inc., Class A	8,342	1,056,097
Vail Resorts, Inc.	3,828	1,049,599
		3,133,120
Household Durables†
Garmin Ltd.	1,612	98,332
Household Products — 0.5%
Kimberly-Clark Corp.	10,126	1,066,673
Procter & Gamble Co. (The)	364	28,414
		1,095,087
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	5,043	154,820
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	9,825	1,415,291
Insurance — 0.7%
First American Financial Corp.	2,514	130,024
Hartford Financial Services Group, Inc. (The)	19,356	989,672
Torchmark Corp.	2,721	221,517
		1,341,213
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	2,598	4,416,080
Internet Software and Services — 4.3%
Alphabet, Inc., Class A(1)	3,979	4,493,047
eBay, Inc.(1)	12,927	468,733
Facebook, Inc., Class A(1)	17,442	3,389,329
LogMeIn, Inc.	2,816	290,752
		8,641,861
IT Services — 1.6%
Acxiom Corp.(1)	1,826	54,689
DXC Technology Co.	1,453	117,126
International Business Machines Corp.	10,781	1,506,106

	Shares/ Principal Amount	Value
Teradata Corp.(1)	1,032	$41,435
Total System Services, Inc.	10,450	883,234
Visa, Inc., Class A	5,210	690,064
		3,292,654
Leisure Products†
Brunswick Corp.	615	39,655
Machinery — 1.6%
Caterpillar, Inc.	9,447	1,281,675
Ingersoll-Rand plc	10,850	973,571
Oshkosh Corp.	6,435	452,509
PACCAR, Inc.	1,422	88,107
Toro Co. (The)	7,029	423,497
		3,219,359
Media — 0.3%
CBS Corp., Class B	11,017	619,376
Walt Disney Co. (The)	448	46,955
		666,331
Multiline Retail — 1.0%
Kohl's Corp.	15,375	1,120,837
Macy's, Inc.	23,558	881,776
		2,002,613
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	17,488	2,211,008
Exxon Mobil Corp.	10,518	870,154
HollyFrontier Corp.	13,506	924,216
Marathon Petroleum Corp.	16,373	1,148,730
PBF Energy, Inc., Class A	2,778	116,481
Phillips 66	10,333	1,160,499
		6,431,088
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	13,403	364,830
Personal Products — 0.3%
Edgewell Personal Care Co.(1)	11,736	592,199
Pharmaceuticals — 2.5%
Allergan plc	2,663	443,975
Bristol-Myers Squibb Co.	2,367	130,990
Johnson & Johnson	14,943	1,813,184
Merck & Co., Inc.	7,804	473,703
Pfizer, Inc.	57,732	2,094,517
		4,956,369
Professional Services — 0.4%
Robert Half International, Inc.	11,762	765,706
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	4,678	776,501
Road and Rail — 0.1%
Ryder System, Inc.	2,486	178,644

	Shares/ Principal Amount	Value
Semiconductors and Semiconductor Equipment — 3.2%
Applied Materials, Inc.	22,894	$1,057,474
Broadcom, Inc.	4,326	1,049,661
Intel Corp.	41,254	2,050,736
Lam Research Corp.	6,135	1,060,435
Skyworks Solutions, Inc.	5,162	498,907
Texas Instruments, Inc.	5,670	625,117
		6,342,330
Software — 4.8%
Activision Blizzard, Inc.	12,183	929,806
Adobe Systems, Inc.(1)	6,749	1,645,474
Electronic Arts, Inc.(1)	8,487	1,196,837
Microsoft Corp.	50,431	4,973,001
Oracle Corp.(New York)	16,315	718,839
Synopsys, Inc.(1)	1,843	157,705
		9,621,662
Specialty Retail — 1.3%
AutoZone, Inc.(1)	1,490	999,686
Best Buy Co., Inc.	7,503	559,574
Ross Stores, Inc.	12,862	1,090,054
		2,649,314
Technology Hardware, Storage and Peripherals — 2.2%
Apple, Inc.	21,516	3,982,827
Western Digital Corp.	5,923	458,499
		4,441,326
Textiles, Apparel and Luxury Goods — 1.6%
Deckers Outdoor Corp.(1)	9,800	1,106,322
Michael Kors Holdings Ltd.(1)	15,320	1,020,312
Tapestry, Inc.	21,564	1,007,254
		3,133,888
Tobacco†
Altria Group, Inc.	1,332	75,644
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	1,287	189,987
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(1)	14,850	887,288
TOTAL COMMON STOCKS (Cost $92,982,351)		117,988,786
U.S. TREASURY SECURITIES — 13.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	$900,000	979,506
U.S. Treasury Bonds, 4.375%, 11/15/39	400,000	490,781
U.S. Treasury Bonds, 3.125%, 11/15/41	300,000	307,957
U.S. Treasury Bonds, 3.00%, 5/15/42	900,000	904,430
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	624,470
U.S. Treasury Bonds, 2.875%, 5/15/43	350,000	343,513
U.S. Treasury Bonds, 3.125%, 8/15/44	220,000	225,586
U.S. Treasury Bonds, 3.00%, 11/15/44	280,000	280,798

	Shares/ Principal Amount	Value
U.S. Treasury Bonds, 2.50%, 2/15/45	$1,560,000	$1,421,245
U.S. Treasury Bonds, 3.00%, 5/15/45	250,000	250,791
U.S. Treasury Bonds, 3.00%, 11/15/45	400,000	401,109
U.S. Treasury Notes, 1.375%, 7/31/18	1,200,000	1,199,582
U.S. Treasury Notes, 1.125%, 1/31/19	2,000,000	1,987,695
U.S. Treasury Notes, 1.50%, 10/31/19(2)	150,000	148,157
U.S. Treasury Notes, 1.375%, 2/29/20	150,000	147,249
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	196,137
U.S. Treasury Notes, 1.50%, 5/15/20	2,600,000	2,551,859
U.S. Treasury Notes, 1.50%, 5/31/20	1,000,000	980,840
U.S. Treasury Notes, 2.50%, 5/31/20	1,800,000	1,799,262
U.S. Treasury Notes, 1.50%, 8/15/20	200,000	195,684
U.S. Treasury Notes, 1.375%, 9/15/20	200,000	194,957
U.S. Treasury Notes, 1.875%, 12/15/20	1,200,000	1,179,914
U.S. Treasury Notes, 1.125%, 8/31/21	250,000	238,506
U.S. Treasury Notes, 1.875%, 1/31/22	4,400,000	4,279,945
U.S. Treasury Notes, 1.875%, 4/30/22	650,000	630,767
U.S. Treasury Notes, 2.00%, 11/30/22	2,300,000	2,232,168
U.S. Treasury Notes, 2.75%, 5/31/23	1,100,000	1,101,117
U.S. Treasury Notes, 2.75%, 2/15/28	2,200,000	2,180,664
TOTAL U.S. TREASURY SECURITIES (Cost $27,746,784)		27,474,689
CORPORATE BONDS — 11.4%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.55%, 1/15/26	90,000	88,689
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	18,448
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	19,214
United Technologies Corp., 6.05%, 6/1/36	35,000	40,403
United Technologies Corp., 5.70%, 4/15/40	20,000	22,814
		189,568
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	60,000	57,641
Automobiles — 0.3%
American Honda Finance Corp., 2.125%, 10/10/18	20,000	19,983
Ford Motor Co., 4.35%, 12/8/26	80,000	78,348
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	200,000	198,191
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	53,039
General Motors Co., 4.20%, 10/1/27	30,000	28,801
General Motors Co., 5.15%, 4/1/38	50,000	47,730
General Motors Financial Co., Inc., 3.20%, 7/6/21	20,000	19,752
General Motors Financial Co., Inc., 5.25%, 3/1/26	200,000	207,563
		653,407
Banks — 1.7%
Bank of America Corp., 4.10%, 7/24/23	30,000	30,525
Bank of America Corp., MTN, 4.20%, 8/26/24	120,000	120,674
Bank of America Corp., MTN, 4.00%, 1/22/25	305,000	301,215
Bank of America Corp., MTN, 5.00%, 1/21/44	50,000	53,036

	Shares/ Principal Amount	Value
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)	$20,000	$19,556
Bank of America Corp., VRN, 3.00%, 12/20/22(3)	211,000	204,727
Barclays Bank plc, 5.14%, 10/14/20	200,000	204,909
Branch Banking & Trust Co., 3.625%, 9/16/25	17,000	16,743
Branch Banking & Trust Co., 3.80%, 10/30/26	20,000	19,887
Capital One Financial Corp., 3.75%, 7/28/26	200,000	186,092
Citigroup, Inc., 2.90%, 12/8/21	30,000	29,410
Citigroup, Inc., 2.75%, 4/25/22	165,000	159,810
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,121
Citigroup, Inc., 3.20%, 10/21/26	340,000	316,696
Citigroup, Inc., 4.45%, 9/29/27	80,000	78,798
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)	50,000	47,050
Fifth Third BanCorp., 4.30%, 1/16/24	95,000	96,338
Huntington Bancshares, Inc., 2.30%, 1/14/22	40,000	38,435
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	58,818
JPMorgan Chase & Co., 4.625%, 5/10/21	160,000	165,675
JPMorgan Chase & Co., 3.25%, 9/23/22	140,000	138,742
JPMorgan Chase & Co., 3.875%, 9/10/24	105,000	104,068
JPMorgan Chase & Co., 3.125%, 1/23/25	220,000	210,511
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(3)	20,000	19,162
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(3)	60,000	55,589
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)	20,000	18,012
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)	20,000	17,987
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	40,000	40,966
Regions Financial Corp., 2.75%, 8/14/22	60,000	57,929
Royal Bank of Canada, 2.15%, 10/26/20	100,000	97,728
Royal Bank of Canada, MTN, 2.125%, 3/2/20	90,000	88,655
US Bancorp, MTN, 3.60%, 9/11/24	50,000	49,414
Wells Fargo & Co., 3.07%, 1/24/23	40,000	38,909
Wells Fargo & Co., 4.125%, 8/15/23	180,000	181,117
Wells Fargo & Co., MTN, 2.60%, 7/22/20	40,000	39,494
Wells Fargo & Co., MTN, 4.10%, 6/3/26	80,000	78,444
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	23,850
Wells Fargo & Co., MTN, 4.75%, 12/7/46	30,000	29,074
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(3)	50,000	47,942
		3,506,108
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	305,000	302,670
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	110,000	107,828
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	75,000	77,403
Constellation Brands, Inc., 4.75%, 12/1/25	75,000	77,737
		565,638
Biotechnology — 0.7%
AbbVie, Inc., 2.50%, 5/14/20	100,000	98,805
AbbVie, Inc., 2.90%, 11/6/22	190,000	184,503
AbbVie, Inc., 3.60%, 5/14/25	30,000	29,090
AbbVie, Inc., 4.40%, 11/6/42	30,000	28,579

	Shares/ Principal Amount	Value
Amgen, Inc., 2.20%, 5/22/19	$100,000	$99,471
Amgen, Inc., 2.65%, 5/11/22	200,000	193,807
Amgen, Inc., 4.66%, 6/15/51	46,000	45,635
Biogen, Inc., 2.90%, 9/15/20	115,000	114,558
Biogen, Inc., 3.625%, 9/15/22	70,000	69,936
Celgene Corp., 3.25%, 8/15/22	30,000	29,428
Celgene Corp., 3.625%, 5/15/24	60,000	58,589
Celgene Corp., 3.875%, 8/15/25	120,000	116,754
Celgene Corp., 3.45%, 11/15/27	20,000	18,419
Celgene Corp., 5.00%, 8/15/45	10,000	9,820
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	51,717
Gilead Sciences, Inc., 3.65%, 3/1/26	175,000	172,889
		1,322,000
Building Products†
Masco Corp., 4.45%, 4/1/25	50,000	50,225
Capital Markets†
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	60,000	53,039
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	30,000	30,254
Dow Chemical Co. (The), 4.375%, 11/15/42	50,000	47,609
Eastman Chemical Co., 3.60%, 8/15/22	15,000	14,980
Westlake Chemical Corp., 4.375%, 11/15/47	50,000	46,223
		139,066
Commercial Services and Supplies†
Republic Services, Inc., 3.55%, 6/1/22	50,000	50,349
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	24,775
CommScope Technologies LLC, 5.00%, 3/15/27(4)	30,000	28,313
		53,088
Construction Materials†
Owens Corning, 4.20%, 12/15/22	30,000	30,093
Consumer Finance — 0.3%
American Express Co., 3.00%, 10/30/24	30,000	28,653
American Express Credit Corp., MTN, 2.20%, 3/3/20	175,000	172,740
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	38,882
CIT Group, Inc., 5.00%, 8/15/22	70,000	70,963
PNC Bank N.A., 3.80%, 7/25/23	250,000	251,305
Synchrony Financial, 2.60%, 1/15/19	20,000	19,964
Synchrony Financial, 3.00%, 8/15/19	10,000	9,983
		592,490
Containers and Packaging†
Ball Corp., 4.00%, 11/15/23	30,000	29,128
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	50,000	49,125
		78,253

	Shares/ Principal Amount	Value
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	$20,000	$19,325
George Washington University (The), 3.55%, 9/15/46	15,000	13,624
		32,949
Diversified Financial Services — 1.3%
Ally Financial, Inc., 3.50%, 1/27/19	20,000	20,000
Ally Financial, Inc., 4.625%, 3/30/25	20,000	19,775
Bank of America Corp., VRN, 3.42%, 12/20/27(3)	33,000	31,100
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	250,000	248,126
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200,000	195,460
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	220,000	217,901
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	32,108
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	290,000	280,209
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	50,000	47,144
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	10,000	9,966
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	125,000	129,437
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	20,000	19,872
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(3)	40,000	38,046
HSBC Holdings plc, 2.95%, 5/25/21	200,000	197,307
HSBC Holdings plc, 4.30%, 3/8/26	200,000	200,640
Morgan Stanley, 2.75%, 5/19/22	310,000	300,393
Morgan Stanley, 5.00%, 11/24/25	40,000	41,516
Morgan Stanley, 4.375%, 1/22/47	20,000	19,129
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	82,459
Morgan Stanley, MTN, 3.70%, 10/23/24	40,000	39,506
Morgan Stanley, MTN, 4.00%, 7/23/25	120,000	119,708
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(3)	60,000	57,887
S&P Global, Inc., 3.30%, 8/14/20	10,000	10,017
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(4)	200,000	195,586
		2,553,292
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21	40,000	41,490
AT&T, Inc., 3.875%, 8/15/21	150,000	151,660
AT&T, Inc., 3.40%, 5/15/25	200,000	188,376
AT&T, Inc., 4.10%, 2/15/28(4)	30,000	28,712
AT&T, Inc., 5.25%, 3/1/37	30,000	29,642
AT&T, Inc., 4.75%, 5/15/46	40,000	35,835
AT&T, Inc., 5.15%, 11/15/46(4)	42,000	39,681
CenturyLink, Inc., 6.15%, 9/15/19	30,000	30,675
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(4)	150,000	147,924
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(4)	150,000	141,652
Orange SA, 4.125%, 9/14/21	40,000	40,903
Telefonica Emisiones SAU, 5.46%, 2/16/21	55,000	57,592
Verizon Communications, Inc., 3.50%, 11/1/24	60,000	58,090
Verizon Communications, Inc., 2.625%, 8/15/26	135,000	119,989

	Shares/ Principal Amount	Value
Verizon Communications, Inc., 5.01%, 8/21/54	$75,000	$70,813
		1,183,034
Electric Utilities — 0.1%
AEP Transmission Co. LLC, 3.75%, 12/1/47	20,000	18,613
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	30,000	30,375
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(4)	40,000	38,600
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(4)	20,000	18,775
		106,363
Energy Equipment and Services†
Halliburton Co., 3.80%, 11/15/25	30,000	29,831
Halliburton Co., 4.85%, 11/15/35	60,000	62,186
		92,017
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	20,707
American Tower Corp., 3.375%, 10/15/26	40,000	37,076
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	30,000	28,318
Boston Properties LP, 3.65%, 2/1/26	60,000	57,946
Crown Castle International Corp., 5.25%, 1/15/23	30,000	31,457
Crown Castle International Corp., 4.45%, 2/15/26	60,000	59,687
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	30,000	30,075
Essex Portfolio LP, 3.625%, 8/15/22	30,000	29,874
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,731
Hospitality Properties Trust, 4.65%, 3/15/24	30,000	30,005
Hudson Pacific Properties LP, 3.95%, 11/1/27	30,000	28,094
Kilroy Realty LP, 3.80%, 1/15/23	30,000	29,845
Kilroy Realty LP, 4.375%, 10/1/25	20,000	20,052
Kimco Realty Corp., 2.80%, 10/1/26	40,000	35,566
Ventas Realty LP, 4.125%, 1/15/26	20,000	19,703
VEREIT Operating Partnership LP, 4.125%, 6/1/21	40,000	40,569
Welltower, Inc., 3.75%, 3/15/23	50,000	49,551
		558,256
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	40,000	39,715
CVS Health Corp., 2.75%, 12/1/22	35,000	33,569
Kroger Co. (The), 3.30%, 1/15/21	50,000	49,937
Kroger Co. (The), 3.875%, 10/15/46	20,000	16,697
Target Corp., 3.90%, 11/15/47	60,000	55,817
Walmart, Inc., 4.05%, 6/29/48	110,000	110,359
		306,094
Food Products — 0.1%
General Mills, Inc., 4.00%, 4/17/25	50,000	49,380
Kraft Heinz Foods Co., 5.20%, 7/15/45	20,000	19,512
Kraft Heinz Foods Co., 4.375%, 6/1/46	20,000	17,354
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)	40,000	39,100
		125,346

	Shares/ Principal Amount	Value
Gas Utilities — 0.7%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	$50,000	$51,306
Enbridge, Inc., 4.00%, 10/1/23	20,000	20,081
Enbridge, Inc., 4.50%, 6/10/44	20,000	18,384
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	32,062
Energy Transfer Equity LP, 4.25%, 3/15/23	60,000	58,051
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	40,504
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	29,340
Energy Transfer Partners LP, 4.90%, 3/15/35	20,000	18,336
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	20,639
Energy Transfer Partners LP, 6.00%, 6/15/48	30,000	30,008
Enterprise Products Operating LLC, 5.20%, 9/1/20	120,000	125,032
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	79,869
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	31,543
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	46,758
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	85,000	92,002
Kinder Morgan, Inc., 4.30%, 3/1/28	40,000	38,828
Kinder Morgan, Inc., 5.55%, 6/1/45	35,000	35,460
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	20,723
MPLX LP, 4.875%, 6/1/25	95,000	97,787
MPLX LP, 4.50%, 4/15/38	30,000	27,779
MPLX LP, 5.20%, 3/1/47	20,000	19,870
ONEOK, Inc., 4.00%, 7/13/27	45,000	43,607
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	65,000	63,755
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	120,000	127,777
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	38,860
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	65,513
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(4)	30,000	27,975
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	38,900
Williams Partners LP, 4.125%, 11/15/20	80,000	81,042
Williams Partners LP, 5.10%, 9/15/45	40,000	39,624
		1,461,415
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	10,000	9,985
Abbott Laboratories, 3.75%, 11/30/26	150,000	147,649
Becton Dickinson and Co., 3.73%, 12/15/24	80,000	78,212
Becton Dickinson and Co., 3.70%, 6/6/27	20,000	18,945
Medtronic, Inc., 2.50%, 3/15/20	20,000	19,865
Medtronic, Inc., 3.50%, 3/15/25	140,000	138,614
Medtronic, Inc., 4.375%, 3/15/35	40,000	41,416
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,151
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	9,000	8,953
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	20,000	18,503
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	20,000	22,253

	Shares/ Principal Amount	Value
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	$20,000	$19,814
		549,360
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	30,000	28,857
Anthem, Inc., 3.65%, 12/1/27	30,000	28,463
Anthem, Inc., 4.65%, 1/15/43	50,000	48,495
Cardinal Health, Inc., 1.95%, 6/14/19	110,000	109,112
CVS Health Corp., 4.30%, 3/25/28	120,000	118,555
CVS Health Corp., 4.78%, 3/25/38	30,000	29,748
CVS Health Corp., 5.05%, 3/25/48	40,000	40,554
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	29,528
Express Scripts Holding Co., 3.40%, 3/1/27	50,000	45,752
HCA, Inc., 3.75%, 3/15/19	30,000	30,188
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	15,000	14,437
Kaiser Foundation Hospitals, 4.15%, 5/1/47	20,000	20,286
Mylan NV, 3.95%, 6/15/26	20,000	19,150
Northwell Healthcare, Inc., 4.26%, 11/1/47	20,000	19,211
Stanford Health Care, 3.80%, 11/15/48	20,000	19,236
Tenet Healthcare Corp., 4.625%, 7/15/24(4)	31,000	29,479
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	29,713
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	74,001
UnitedHealth Group, Inc., 3.75%, 7/15/25	65,000	65,051
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	32,101
Universal Health Services, Inc., 4.75%, 8/1/22(4)	20,000	20,175
		852,092
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(4)	70,000	69,825
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	25,000	23,844
McDonald's Corp., MTN, 3.375%, 5/26/25	40,000	39,354
McDonald's Corp., MTN, 4.45%, 3/1/47	60,000	59,771
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	31,669
		224,463
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	37,821
Lennar Corp., 4.75%, 4/1/21	30,000	30,540
Lennar Corp., 4.75%, 11/29/27	30,000	28,191
M.D.C. Holdings, Inc., 5.50%, 1/15/24	10,000	10,150
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	31,350
Toll Brothers Finance Corp., 4.35%, 2/15/28	40,000	35,950
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	10,000	10,102
		184,104
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47	40,000	37,992
General Electric Co., 4.125%, 10/9/42	20,000	18,602
		56,594
Insurance — 0.4%
American International Group, Inc., 4.125%, 2/15/24	105,000	105,574

	Shares/ Principal Amount	Value
American International Group, Inc., 4.50%, 7/16/44	$20,000	$18,672
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	50,000	49,924
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	52,011
Chubb INA Holdings, Inc., 3.15%, 3/15/25	40,000	38,773
Chubb INA Holdings, Inc., 3.35%, 5/3/26	20,000	19,416
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	10,000	11,845
International Lease Finance Corp., 5.875%, 8/15/22	120,000	127,525
Markel Corp., 4.90%, 7/1/22	40,000	41,609
MetLife, Inc., 4.125%, 8/13/42	40,000	37,837
MetLife, Inc., 4.875%, 11/13/43	45,000	47,598
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	9,920
Prudential Financial, Inc., 3.94%, 12/7/49	76,000	68,457
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	62,465
Travelers Cos., Inc. (The), 4.05%, 3/7/48	20,000	19,462
Voya Financial, Inc., 5.70%, 7/15/43	45,000	49,606
WR Berkley Corp., 4.625%, 3/15/22	20,000	20,672
WR Berkley Corp., 4.75%, 8/1/44	30,000	30,838
		812,204
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	110,000	100,911
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	60,000	60,319
		161,230
Media — 0.6%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	51,051
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	10,144
CBS Corp., 4.00%, 1/15/26	40,000	38,842
CBS Corp., 4.85%, 7/1/42	10,000	9,556
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(4)	40,000	36,800
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24(5)	50,000	49,993
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	145,000	146,601
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	30,000	28,129
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	45,000	47,554
Comcast Corp., 4.40%, 8/15/35	50,000	48,764
Comcast Corp., 6.40%, 5/15/38	50,000	59,324
Comcast Corp., 4.75%, 3/1/44	20,000	19,719
Discovery Communications LLC, 5.625%, 8/15/19	16,000	16,457
Discovery Communications LLC, 3.95%, 3/20/28	140,000	132,792
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,172
Lamar Media Corp., 5.375%, 1/15/24	30,000	30,638
NBCUniversal Media LLC, 2.875%, 1/15/23	55,000	52,759
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	30,000	29,553
TEGNA, Inc., 5.125%, 7/15/20	57,000	57,428
Time Warner Cable LLC, 6.75%, 7/1/18	20,000	20,000
Time Warner Cable LLC, 5.50%, 9/1/41	25,000	23,317

	Shares/ Principal Amount	Value
Time Warner Cable LLC, 4.50%, 9/15/42	$10,000	$8,239
Viacom, Inc., 3.125%, 6/15/22	30,000	28,982
Viacom, Inc., 4.25%, 9/1/23	30,000	29,781
Viacom, Inc., 4.375%, 3/15/43	40,000	33,323
Warner Media LLC, 4.70%, 1/15/21	30,000	30,900
Warner Media LLC, 2.95%, 7/15/26	80,000	72,018
Warner Media LLC, 3.80%, 2/15/27	100,000	94,724
Warner Media LLC, 5.35%, 12/15/43	20,000	19,582
		1,247,142
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	35,000	39,176
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	20,000	20,774
Southern Copper Corp., 5.25%, 11/8/42	20,000	19,848
Steel Dynamics, Inc., 5.00%, 12/15/26	50,000	50,125
		129,923
Multi-Utilities — 0.6%
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	18,722
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	29,662
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	29,816
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	30,000	27,589
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	35,000	34,067
Dominion Energy, Inc., 2.75%, 9/15/22	70,000	67,310
Dominion Energy, Inc., 3.625%, 12/1/24	100,000	98,200
Dominion Energy, Inc., 4.90%, 8/1/41	20,000	20,751
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,094
Duke Energy Corp., 2.65%, 9/1/26	70,000	63,138
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	25,373
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	28,659
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	19,769
Exelon Corp., 5.15%, 12/1/20	32,000	33,095
Exelon Corp., 4.45%, 4/15/46	30,000	29,237
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,483
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,080
FirstEnergy Corp., 4.25%, 3/15/23	30,000	30,502
FirstEnergy Corp., 4.85%, 7/15/47	20,000	20,513
Florida Power & Light Co., 4.125%, 2/1/42	40,000	40,464
Florida Power & Light Co., 3.95%, 3/1/48	30,000	29,484
Georgia Power Co., 4.30%, 3/15/42	10,000	9,995
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	61,943
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	48,133
NiSource, Inc., 5.65%, 2/1/45	35,000	40,074
Pacific Gas & Electric Co., 4.00%, 12/1/46	30,000	25,957
Potomac Electric Power Co., 3.60%, 3/15/24	60,000	60,082
Progress Energy, Inc., 3.15%, 4/1/22	20,000	19,747
Sempra Energy, 2.875%, 10/1/22	40,000	38,783
Sempra Energy, 3.25%, 6/15/27	30,000	27,995
Sempra Energy, 3.80%, 2/1/38	20,000	18,207

	Shares/ Principal Amount	Value
Sempra Energy, 4.00%, 2/1/48	$20,000	$18,034
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	23,065
Southern Power Co., 5.15%, 9/15/41	10,000	10,191
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	18,445
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	29,795
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	19,229
		1,166,683
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	28,241
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	50,000	53,651
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	23,165
Antero Resources Corp., 5.00%, 3/1/25	50,000	50,000
Apache Corp., 4.75%, 4/15/43	40,000	38,087
BP Capital Markets plc, 4.50%, 10/1/20	30,000	30,918
Cenovus Energy, Inc., 4.25%, 4/15/27	40,000	38,583
Cimarex Energy Co., 4.375%, 6/1/24	55,000	55,502
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	30,387
Concho Resources, Inc., 4.375%, 1/15/25	75,000	75,378
Concho Resources, Inc., 4.30%, 8/15/28(5)	10,000	10,007
Concho Resources, Inc., 4.875%, 10/1/47	30,000	30,337
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,343
Continental Resources, Inc., 4.375%, 1/15/28	90,000	89,407
Ecopetrol SA, 5.875%, 5/28/45	10,000	9,522
Encana Corp., 6.50%, 2/1/38	40,000	47,093
EOG Resources, Inc., 5.625%, 6/1/19	30,000	30,718
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,421
Equinor ASA, 2.45%, 1/17/23	40,000	38,602
Equinor ASA, 3.95%, 5/15/43	20,000	19,114
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	38,441
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	48,744
Hess Corp., 4.30%, 4/1/27	40,000	38,742
Hess Corp., 6.00%, 1/15/40	60,000	61,966
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,394
Marathon Oil Corp., 4.40%, 7/15/27	60,000	60,299
Newfield Exploration Co., 5.75%, 1/30/22	20,000	20,925
Newfield Exploration Co., 5.375%, 1/1/26	40,000	41,100
Noble Energy, Inc., 4.15%, 12/15/21	50,000	50,835
Petroleos Mexicanos, 6.00%, 3/5/20	26,000	26,877
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	70,791
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,492
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	9,812
Phillips 66, 4.30%, 4/1/22	50,000	51,527
Phillips 66, 3.90%, 3/15/28	40,000	39,101
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,357
Shell International Finance BV, 3.25%, 5/11/25	40,000	39,216
Shell International Finance BV, 3.625%, 8/21/42	40,000	36,571

	Shares/ Principal Amount	Value
Total Capital Canada Ltd., 2.75%, 7/15/23	$20,000	$19,364
		1,425,789
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	60,000	62,871
International Paper Co., 4.40%, 8/15/47	50,000	45,575
		108,446
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	10,000	9,950
Allergan Finance LLC, 3.25%, 10/1/22	130,000	126,387
Allergan Funding SCS, 3.85%, 6/15/24	89,000	87,477
Allergan Funding SCS, 4.55%, 3/15/35	20,000	19,019
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	180,000	172,443
		415,276
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	39,430
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	61,433
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	35,000	34,182
CSX Corp., 3.40%, 8/1/24	30,000	29,505
CSX Corp., 3.25%, 6/1/27	50,000	47,057
Union Pacific Corp., 3.60%, 9/15/37	50,000	45,990
Union Pacific Corp., 4.75%, 9/15/41	10,000	10,478
Union Pacific Corp., 4.05%, 11/15/45	30,000	28,562
Union Pacific Corp., 3.35%, 8/15/46	10,000	8,395
		305,032
Semiconductors and Semiconductor Equipment†
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	40,000	37,154
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	20,000	18,242
		55,396
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21	30,000	29,047
Microsoft Corp., 2.70%, 2/12/25	70,000	67,175
Microsoft Corp., 3.125%, 11/3/25	45,000	44,237
Microsoft Corp., 3.30%, 2/6/27	100,000	98,803
Microsoft Corp., 3.45%, 8/8/36	60,000	57,517
Microsoft Corp., 4.25%, 2/6/47	70,000	74,375
Oracle Corp., 2.50%, 10/15/22	25,000	24,226
Oracle Corp., 3.625%, 7/15/23	30,000	30,370
Oracle Corp., 2.65%, 7/15/26	125,000	115,361
Oracle Corp., 4.30%, 7/8/34	20,000	20,410
Oracle Corp., 4.00%, 7/15/46	20,000	18,902
		580,423
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	40,879
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	38,247
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	61,823
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,025
		160,974

	Shares/ Principal Amount	Value
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.75%, 1/13/25	$30,000	$28,733
Apple, Inc., 2.50%, 2/9/25	140,000	131,720
Apple, Inc., 2.45%, 8/4/26	60,000	55,110
Apple, Inc., 3.20%, 5/11/27	60,000	57,942
Apple, Inc., 2.90%, 9/12/27	70,000	65,887
Dell International LLC / EMC Corp., 6.02%, 6/15/26(4)	180,000	189,521
Seagate HDD Cayman, 4.75%, 6/1/23	40,000	39,681
Seagate HDD Cayman, 4.75%, 1/1/25	20,000	19,202
		587,796
Transportation and Logistics†
FedEx Corp., 4.05%, 2/15/48	20,000	18,004
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(4)	15,000	15,319
Vodafone Group plc, 4.375%, 5/30/28	30,000	29,668
		44,987
TOTAL CORPORATE BONDS (Cost $23,456,110)		22,873,890
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 8.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(7) — 1.0%
FHLMC, VRN, 2.31%, 7/15/18	63,596	62,681
FHLMC, VRN, 2.37%, 7/15/18	231,802	230,305
FHLMC, VRN, 2.46%, 7/15/18	62,438	63,517
FHLMC, VRN, 2.59%, 7/15/18	82,236	82,014
FHLMC, VRN, 2.77%, 7/15/18	8,603	8,864
FHLMC, VRN, 2.85%, 7/15/18	41,776	41,591
FHLMC, VRN, 3.08%, 7/15/18	181,138	181,747
FHLMC, VRN, 3.33%, 7/15/18	30,269	31,884
FHLMC, VRN, 3.47%, 7/15/18	10,296	10,611
FHLMC, VRN, 3.63%, 7/15/18	51,644	54,522
FHLMC, VRN, 3.68%, 7/15/18	12,671	12,912
FHLMC, VRN, 3.75%, 7/15/18	29,639	31,284
FHLMC, VRN, 3.78%, 7/15/18	10,185	10,664
FHLMC, VRN, 3.79%, 7/15/18	14,835	15,527
FHLMC, VRN, 4.00%, 7/15/18	10,282	10,852
FHLMC, VRN, 4.06%, 7/15/18	17,191	17,795
FHLMC, VRN, 4.08%, 7/15/18	7,986	8,249
FHLMC, VRN, 4.08%, 7/15/18	15,150	15,564
FHLMC, VRN, 4.23%, 7/15/18	3,717	3,913
FNMA, VRN, 2.62%, 7/25/18	72,926	72,604
FNMA, VRN, 2.93%, 7/25/18	86,969	87,066
FNMA, VRN, 2.94%, 7/25/18	119,787	120,419
FNMA, VRN, 3.18%, 7/25/18	110,890	110,933
FNMA, VRN, 3.19%, 7/25/18	146,754	146,543
FNMA, VRN, 3.21%, 7/25/18	101,714	101,659
FNMA, VRN, 3.25%, 7/25/18	128,665	129,957
FNMA, VRN, 3.33%, 7/25/18	19,008	19,297

	Shares/ Principal Amount	Value
FNMA, VRN, 3.45%, 7/25/18	$13,078	$13,494
FNMA, VRN, 3.48%, 7/25/18	26,546	28,021
FNMA, VRN, 3.53%, 7/25/18	9,302	9,776
FNMA, VRN, 3.54%, 7/25/18	28,217	29,266
FNMA, VRN, 3.56%, 7/25/18	5,258	5,501
FNMA, VRN, 3.56%, 7/25/18	23,255	24,041
FNMA, VRN, 3.61%, 7/25/18	26,574	27,320
FNMA, VRN, 3.66%, 7/25/18	27,651	28,677
FNMA, VRN, 3.72%, 7/25/18	46,038	47,690
FNMA, VRN, 3.93%, 7/25/18	19,087	19,691
		1,916,451
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.8%
FHLMC, 4.50%, 1/1/19	2,224	2,242
FHLMC, 6.50%, 1/1/28	2,507	2,794
FHLMC, 6.50%, 6/1/29	2,792	3,112
FHLMC, 8.00%, 7/1/30	3,085	3,552
FHLMC, 5.50%, 12/1/33	67,495	73,841
FHLMC, 5.50%, 1/1/38	10,480	11,333
FHLMC, 6.00%, 8/1/38	15,701	17,260
FHLMC, 3.00%, 2/1/43	286,321	279,532
FNMA, 3.00%, 7/12/18(8)	1,500,000	1,452,773
FNMA, 3.50%, 7/12/18(8)	2,525,000	2,512,554
FNMA, 4.00%, 7/12/18(8)	846,000	862,490
FNMA, 4.50%, 7/12/18(8)	2,225,000	2,316,999
FNMA, 4.50%, 5/1/19	2,740	2,760
FNMA, 4.50%, 5/1/19	2,974	2,996
FNMA, 6.50%, 1/1/29	6,497	7,180
FNMA, 7.50%, 7/1/29	16,902	18,448
FNMA, 7.50%, 9/1/30	3,034	3,528
FNMA, 5.00%, 7/1/31	87,093	92,376
FNMA, 6.50%, 1/1/32	3,688	4,068
FNMA, 5.50%, 6/1/33	19,366	21,118
FNMA, 5.50%, 8/1/33	43,974	47,686
FNMA, 5.00%, 11/1/33	112,104	120,481
FNMA, 5.50%, 1/1/34	40,823	44,283
FNMA, 5.00%, 4/1/35	88,504	94,808
FNMA, 4.50%, 9/1/35	54,029	56,558
FNMA, 5.00%, 2/1/36	85,921	92,068
FNMA, 5.50%, 1/1/37	62,619	67,890
FNMA, 5.50%, 2/1/37	14,806	16,045
FNMA, 6.00%, 7/1/37	99,247	109,385
FNMA, 6.50%, 8/1/37	20,575	22,103
FNMA, 5.00%, 4/1/40	145,910	156,572
FNMA, 5.00%, 6/1/40	105,426	113,066
FNMA, 3.50%, 1/1/41	327,981	329,151
FNMA, 4.00%, 1/1/41	481,129	496,331
FNMA, 4.00%, 5/1/41	104,618	107,485

	Shares/ Principal Amount	Value
FNMA, 5.00%, 6/1/41	$125,542	$134,719
FNMA, 4.50%, 7/1/41	130,770	137,643
FNMA, 4.50%, 9/1/41	32,362	34,009
FNMA, 4.00%, 12/1/41	173,404	178,393
FNMA, 4.00%, 1/1/42	49,391	50,747
FNMA, 4.00%, 1/1/42	186,200	191,295
FNMA, 3.50%, 5/1/42	331,050	332,231
FNMA, 3.50%, 6/1/42	80,407	80,693
FNMA, 3.50%, 5/1/45	619,801	618,749
FNMA, 6.50%, 8/1/47	3,772	4,042
FNMA, 6.50%, 9/1/47	4,793	5,114
FNMA, 6.50%, 9/1/47	287	307
FNMA, 6.50%, 9/1/47	2,520	2,690
FNMA, 3.50%, 10/1/47	1,454,317	1,450,537
GNMA, 3.00%, 7/19/18(8)	500,000	489,053
GNMA, 3.50%, 7/19/18(8)	525,000	526,887
GNMA, 4.00%, 7/19/18(8)	1,000,000	1,024,746
GNMA, 7.00%, 4/20/26	9,228	10,265
GNMA, 7.50%, 8/15/26	5,456	6,013
GNMA, 7.00%, 2/15/28	2,587	2,592
GNMA, 7.50%, 2/15/28	2,381	2,386
GNMA, 6.50%, 5/15/28	451	497
GNMA, 6.50%, 5/15/28	1,374	1,516
GNMA, 7.00%, 12/15/28	2,387	2,392
GNMA, 7.00%, 5/15/31	18,326	20,771
GNMA, 5.50%, 11/15/32	43,757	47,786
GNMA, 4.50%, 1/15/40	37,358	39,520
GNMA, 4.50%, 5/20/41	103,373	108,714
GNMA, 4.50%, 6/15/41	61,579	65,047
GNMA, 4.00%, 12/15/41	200,656	206,782
GNMA, 3.50%, 7/20/42	77,927	78,854
GNMA, 2.50%, 7/20/46	195,422	185,521
GNMA, 2.50%, 8/20/46	127,141	120,703
		15,726,082
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $17,738,716)		17,642,533
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,247	3,266
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.94%, 7/1/18(7)	33,708	34,120
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 7/1/18(4)(7)	112,718	111,317
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 7/1/18(4)(7)	44,104	44,189
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 7/1/18(7)	29,684	29,671

	Shares/ Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.02%, 7/1/18(7)	$35,355	$34,638
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.69%, 7/1/18(7)	25,790	25,637
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.59%, 7/1/18(7)	8,899	9,030
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the H15T1Y plus 2.15%	22,473	22,814
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,273	1,252
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/18(4)(7)	87,909	87,417
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.72%, 7/1/18(7)	9,259	9,217
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.99%, 7/1/18(7)	11,217	11,259
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 7/1/18(4)(7)	216,117	214,540
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.89%, 7/1/18(7)	20,343	20,162
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.86%, 7/1/18(7)	21,634	21,851
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.55%, 7/1/18(7)	31,697	31,622
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.68%, 7/1/18(7)	78,348	80,105
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.75%, 7/1/18(7)	16,482	16,735
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.16%, 7/1/18(7)	15,458	15,571
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.12%, 7/1/18(7)	6,721	6,739
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.82%, 7/1/18(7)	14,205	14,459
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/18(4)(7)	27,508	26,654
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 7/1/18(4)(7)	79,332	78,129
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 7/1/18(4)(7)	178,017	175,221
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 7/1/18(4)(7)	200,000	198,531
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.91%, 7/1/18(7)	92,713	95,608
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.89%, 7/25/18(7)	61,234	60,868
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 7/1/18(7)	31,753	32,261
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/18(4)(7)	89,379	90,886
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 7/1/18(7)	1,682	1,737
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/18(7)	4,556	4,591
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(4)	18,344	18,533

	Shares/ Principal Amount	Value
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 7/1/18(4)(7)	$90,003	$88,836
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 7/1/18(4)(7)	277,560	276,932
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 7/1/18(4)(7)	543,993	549,992
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 7/1/18(4)(7)	266,183	265,464
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 7/1/18(4)(7)	297,679	301,981
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 7/1/18(4)(7)	44,089	42,114
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.83%, 7/1/18(7)	55,232	55,654
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.83%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.74%	53,469	52,829
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 7/1/18(7)	80,914	79,829
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.99%, 7/1/18(7)	15,189	15,624
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 7/1/18(7)	16,607	16,975
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	11,363	11,238
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	25,517	26,266
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.93%, 7/1/18(7)	60,683	64,086
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.91%, 7/1/18(7)	17,753	18,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.91%, 7/1/18(7)	34,361	35,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.89%, 7/1/18(7)	15,450	15,704
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 7/1/18(7)	26,026	26,362
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	17,916	17,968
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	12,667	12,603
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	9,808	9,847
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	4,857	4,967
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	3,251	3,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 7/1/18(7)	13,875	13,332
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	20,092	21,200
		3,655,580
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.30%	150,000	151,640
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.44%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.35%	75,000	76,134

	Shares/ Principal Amount	Value
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.20%	$37,218	$37,641
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.54%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.45%	193,667	192,908
FHLMC, Series KF29, Class A, VRN, 2.36%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.36%	233,567	234,078
FHLMC, Series KF31, Class A, VRN, 2.37%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.37%	359,627	360,651
FNMA, Series 2014-C02, Class 1M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	85,000	90,230
FNMA, Series 2014-C02, Class 2M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	113,579	119,891
FNMA, Series 2016-C04, Class 1M1, VRN, 3.54%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.45%	43,666	44,008
FNMA, Series 2016-C05, Class 2M1, VRN, 3.44%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.35%	37,153	37,311
FNMA, Series 2017-C01, Class 1M1, VRN, 3.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.30%	86,613	87,271
FNMA, Series 2018-C01, Class 1M1, VRN, 2.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.60%	484,120	483,581
		1,915,344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,589,702)		5,570,924
ASSET-BACKED SECURITIES(6) — 2.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(4)	300,000	298,725
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	91,188	89,112
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(4)	244,765	245,934
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	24,406	24,362
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 7/15/18(4)(7)	197,248	198,381
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(4)	141,667	141,533
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	12,919	12,832
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	58,126	57,166
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(4)	70,257	69,044
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.79%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.70%(4)	398,086	397,758
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.15%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.08%(4)	275,000	275,552
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.00%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.00%(4)	425,000	426,403
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/20/44(4)	100,000	99,984
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(4)	32,725	32,024
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	34,273	33,511
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	53,266	51,979
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(4)	193,663	188,961

	Shares/ Principal Amount	Value
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(4)	$300,000	$300,281
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.49%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.40%(4)	74,926	75,243
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(4)	225,000	221,488
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	45,680	45,338
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	36,211	36,129
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(4)	22,474	22,302
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/18(4)(7)	46,553	46,697
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/18(4)(7)	93,387	91,973
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 7/1/18(4)(7)	250,470	245,201
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 7/1/18(4)(7)	187,830	185,539
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	14,873	14,784
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	108,230	105,889
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(4)	183,741	178,334
TOTAL ASSET-BACKED SECURITIES (Cost $4,244,799)		4,212,459
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	100,000	97,879
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	200,000	197,072
BX Trust 2018-MCSF, Series 2018-MCSF, Class A, VRN, 2.65%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.58%(4)	200,000	198,558
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 7/1/18(7)	125,000	128,884
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/18(7)	125,000	128,161
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/18(7)	125,000	128,126
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/18(7)	100,000	98,632
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	50,000	46,925
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 7/1/18(7)	150,000	148,933
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(4)	375,000	366,316
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(4)	200,000	198,737
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	150,000	147,035
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.77%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.70%(4)	250,000	250,391
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(4)	250,000	235,039
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/18(4)(7)	400,000	395,925

	Shares/ Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/18(7)	$75,000	$75,663
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	170,000	166,936
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	50,000	51,654
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	78,269
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.97%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.90%(4)	150,000	150,130
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	94,109
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	150,000	144,819
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/18(4)(7)	125,000	123,587
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	130,000	125,338
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,879,064)		3,777,118
COLLATERALIZED LOAN OBLIGATIONS(6) — 1.4%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.38%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(4)	175,000	173,727
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(4)	100,000	99,675
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(4)	150,000	149,898
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(4)	350,000	349,584
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(4)	100,000	99,943
Dryden 64 CLO Ltd., Series 2018-64A Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(4)	300,000	299,352
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.43%, 7/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(4)	125,000	125,135
KKR CLO 11 Ltd., Series 11, Class AR, VRN, 3.53%, 7/16/18, resets quarterly off the 3-month LIBOR plus 1.18%(4)	100,000	100,107
KKR CLO Ltd. 22, Series 22A, Class A, VRN, 3.49%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(4)	250,000	250,000
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(4)	225,000	225,124
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.57%, 7/16/18, resets monthly off the 1-month LIBOR plus 1.50%(4)	193,000	193,121
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(4)	150,000	149,922
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(4)	250,000	250,159
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(4)	125,000	125,214
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(4)	225,000	223,846

	Shares/ Principal Amount	Value
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 7/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(4)	$100,000	$99,835
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,918,268)		2,914,642
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	20,000	27,625
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	32,514
Houston GO, 3.96%, 3/1/47	25,000	24,923
Los Angeles Community College District GO, 6.68%, 8/1/36	20,000	27,388
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	31,941
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	20,178
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	248,144
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	23,195
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	94,760
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	58,701
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	33,019
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	47,065
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	47,977
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	40,000	47,723
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	25,000	30,948
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	25,000	28,799
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	29,004
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	35,277
State of California GO, 4.60%, 4/1/38	20,000	20,983
State of California GO, 7.55%, 4/1/39	20,000	29,565
State of California GO, 7.30%, 10/1/39	15,000	21,301
State of California GO, 7.60%, 11/1/40	20,000	30,157
State of Illinois GO, 5.10%, 6/1/33	40,000	37,917
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	20,000	24,698
TOTAL MUNICIPAL SECURITIES (Cost $982,958)		1,053,802
BANK LOAN OBLIGATIONS(9) — 0.4%
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 2017 Term Loan B, 2/22/24(10)	105,000	104,811
Zayo Group, LLC, 2017 Incremental Term Loan, 4.34%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	50,000	50,042
Zayo Group, LLC, 2017 Incremental Term Loan, 1/19/24(10)	50,000	50,041
		204,894
Health Care Providers and Services — 0.1%
HCA Inc., 2018 Term Loan B10, 4.09%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	119,700	120,216
HCA Inc., 2018 Term Loan B10, 3/13/25(10)	50,000	50,216
		170,432

	Shares/ Principal Amount	Value
Hotels, Restaurants and Leisure — 0.1%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.84%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	$135,000	$135,140
Hilton Worldwide Finance, LLC, Term Loan B2, 10/25/23(10)	65,000	65,068
		200,208
Equity Real Estate Investment Trusts (REITs)†
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(10)	130,000	129,553
Technology Hardware, Storage and Peripherals — 0.1%
Western Digital Corporation, 2018 Term Loan B4, 4/29/23(10)	160,000	160,166
TOTAL BANK LOAN OBLIGATIONS (Cost $870,277)		865,253
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 2.125%, 4/24/26	40,000	37,498
FNMA, 6.625%, 11/15/30	500,000	673,581
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $701,231)		711,079
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	30,668
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	30,000	33,358
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	56,063
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	12,525
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	34,912
		47,437
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	9,784
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	36,798
		46,582
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	18,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $227,817)		232,108
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,709,284	3,709,284
U.S. Treasury Bills, 2.35%, 6/20/19(11)	$1,000,000	977,987
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,686,933)		4,687,271
TOTAL INVESTMENT SECURITIES — 104.6% (Cost $186,025,010)		210,004,554
OTHER ASSETS AND LIABILITIES — (4.6)%		(9,273,060)
TOTAL NET ASSETS — 100.0%		$200,731,494

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	2	September 2018	$200,000	$256,469	$2,183
U.S. Treasury Long Bonds	4	September 2018	$400,000	580,000	11,366
				$836,469	$13,549

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.17%	5/10/27	$500,000	$506	$7,648	$8,154

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$500,000	$4,450
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$500,000	3,172
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$500,000	3,657
						$11,279
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $52,477.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $13,224,357, which represented 6.6% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(8)	Forward commitment. Settlement date is indicated.

(9)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(10)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(11)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $186,025,010)	$210,004,554
Receivable for investments sold	1,655,763
Receivable for capital shares sold	1,680
Receivable for variation margin on futures contracts	125
Receivable for variation margin on swap agreements	157
Swap agreements, at value	11,279
Interest and dividends receivable	617,502
212,291,060

Liabilities
Payable for investments purchased	11,347,396
Payable for capital shares redeemed	71,571
Accrued management fees	128,175
Distribution fees payable	12,424
11,559,566

Net Assets	$200,731,494

Net Assets Consist of:
Capital (par value and paid-in surplus)	$173,258,801
Undistributed net investment income	43,675
Undistributed net realized gain	3,416,998
Net unrealized appreciation	24,012,020
$200,731,494

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$140,066,457	18,606,837	$7.53
Class II, $0.01 Par Value	$60,665,037	8,057,045	$7.53

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,139,593
Dividends	1,042,617
2,182,210

Expenses:
Management fees	873,901
Distribution fees - Class II	69,724
Directors' fees and expenses	2,554
Other expenses	1,022
947,201
Fees waived(1)	(126,230)
820,971

Net investment income (loss)	1,361,239

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,910,518
Futures contract transactions	(89,049)
Swap agreement transactions	4,175
3,825,644

Change in net unrealized appreciation (depreciation) on:
Investments	(2,794,393)
Futures contracts	26,996
Swap agreements	25,975
(2,741,422)

Net realized and unrealized gain (loss)	1,084,222

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,445,461

(1)	Amount consists of $89,974 and $36,256 for Class I and Class II, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$1,361,239	$2,435,618
Net realized gain (loss)	3,825,644	6,182,146
Change in net unrealized appreciation (depreciation)	(2,741,422)	13,028,458
Net increase (decrease) in net assets resulting from operations	2,445,461	21,646,222

Distributions to Shareholders
From net investment income:
Class I	(977,212)	(1,994,402)
Class II	(340,019)	(541,016)
From net realized gains:
Class I	(917,730)	(4,937,877)
Class II	(370,464)	(1,751,718)
Decrease in net assets from distributions	(2,605,425)	(9,225,013)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,535,166	39,534,228

Net increase (decrease) in net assets	9,375,202	51,955,437

Net Assets
Beginning of period	191,356,292	139,400,855
End of period	$200,731,494	$191,356,292

Undistributed (distributions in excess of) net investment income	$43,675	$(333)

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, sovereign governments and agencies and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The management fee schedule ranges from 0.80% to 0.90% for each class. From January 1, 2018 through July 31, 2018, the investment advisor agreed to waive 0.13% of the fund’s management fee. Effective August 1, 2018, the investment advisor agreed to increase the amount of the waiver from 0.13% to 0.16% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee before waiver for each class for the period ended June 30, 2018 was 0.90%. The effective annual management fee after waiver for each class for the period ended June 30, 2018 was 0.77%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,756,519 and $1,565,334, respectively. The effect of interfund transactions on the Statement of Operations was $209,849 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2018 totaled $131,320,909, of which $62,980,199 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2018 totaled $121,663,842, of which $61,443,815 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	1,460,263	$11,094,487	2,362,732	$17,325,100
Issued in reinvestment of distributions	255,269	1,894,942	937,164	6,932,279
Redeemed	(1,296,551)	(9,874,806)	(2,297,832)	(16,868,807)
	418,981	3,114,623	1,002,064	7,388,572
Class II/Shares Authorized	75,000,000		75,000,000
Sold	1,833,659	14,046,542	4,881,127	35,697,379
Issued in reinvestment of distributions	95,730	710,483	308,358	2,292,734
Redeemed	(1,088,580)	(8,336,482)	(797,459)	(5,844,457)
	840,809	6,420,543	4,392,026	32,145,656
Net increase (decrease)	1,259,790	$9,535,166	5,394,090	$39,534,228

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$117,988,786	—	—
U.S. Treasury Securities	—	$27,474,689	—
Corporate Bonds	—	22,873,890	—
U.S. Government Agency Mortgage-Backed Securities	—	17,642,533	—
Collateralized Mortgage Obligations	—	5,570,924	—
Asset-Backed Securities	—	4,212,459	—
Commercial Mortgage-Backed Securities	—	3,777,118	—
Collateralized Loan Obligations	—	2,914,642	—
Municipal Securities	—	1,053,802	—
Bank Loan Obligations	—	865,253	—
U.S. Government Agency Securities	—	711,079	—
Sovereign Governments and Agencies	—	232,108	—
Temporary Cash Investments	3,709,284	977,987	—
	$121,698,070	$88,306,484	—
Other Financial Instruments
Futures Contracts	$13,549	—	—
Swap Agreements	—	$19,433	—
	$13,549	$19,433	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,000,000.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $783,333 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $2,000,000.

Value of Derivative Instruments as of June 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$125	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	157	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	11,279	Swap agreements	—
		$11,561		—

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$4,175	Change in net unrealized appreciation (depreciation) on swap agreements	$(4,916)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(89,049)	Change in net unrealized appreciation (depreciation) on futures contracts	26,996
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	30,891
		$(84,874)		$52,971

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$186,410,554
Gross tax appreciation of investments	$26,898,567
Gross tax depreciation of investments	(3,304,567)
Net tax appreciation (depreciation) of investments	$23,594,000

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$7.53	0.06	0.04	0.10	(0.05)	(0.05)	(0.10)	$7.53	1.40%	0.77%(4)	0.90%(4)	1.48%(4)	1.35%(4)	61%	$140,066
2017	$6.97	0.11	0.84	0.95	(0.11)	(0.28)	(0.39)	$7.53	13.91%	0.80%	0.91%	1.52%	1.41%	114%	$136,993
2016	$6.93	0.10	0.36	0.46	(0.11)	(0.31)	(0.42)	$6.97	6.99%	0.82%	0.90%	1.53%	1.45%	101%	$119,724
2015	$7.97	0.12	(0.29)	(0.17)	(0.13)	(0.74)	(0.87)	$6.93	(2.57)%	0.81%	0.90%	1.58%	1.49%	95%	$116,703
2014	$8.08	0.11	0.62	0.73	(0.12)	(0.72)	(0.84)	$7.97	9.85%	0.86%	0.90%	1.47%	1.43%	67%	$138,155
2013	$7.13	0.12	1.10	1.22	(0.12)	(0.15)	(0.27)	$8.08	17.43%	0.90%	0.90%	1.52%	1.52%	75%	$132,656
Class II
2018(3)	$7.53	0.05	0.04	0.09	(0.04)	(0.05)	(0.09)	$7.53	1.27%	1.02%(4)	1.15%(4)	1.23%(4)	1.10%(4)	61%	$60,665
2017	$6.97	0.09	0.85	0.94	(0.10)	(0.28)	(0.38)	$7.53	13.63%	1.05%	1.16%	1.27%	1.16%	114%	$54,363
2016(5)	$6.72	0.05	0.26	0.31	(0.06)	—	(0.06)	$6.97	4.67%	1.06%(4)	1.15%(4)	1.13%(4)	1.04%(4)	101%(6)	$19,677

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Annualized.

(5)	May 2, 2016 (commencement of sale) through December 31, 2016.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2016.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and ten-year periods and below its benchmark for the three- and five-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.16% (e.g., the Class I unified fee will be reduced from 0.90% to 0.74%) for at least one year, beginning August 1, 2018. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92976 1808

Semiannual Report

June 30, 2018

VP Capital Appreciation Fund
Class I (AVCIX)
Class II (AVCWX)
Class Y (AVCYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Top Ten Holdings	% of net assets
WellCare Health Plans, Inc.	2.4%
O'Reilly Automotive, Inc.	2.3%
SBA Communications Corp.	2.2%
Worldpay, Inc., Class A	2.2%
Microchip Technology, Inc.	2.1%
Verisk Analytics, Inc.	1.8%
Palo Alto Networks, Inc.	1.8%
Autodesk, Inc.	1.8%
Dollar Tree, Inc.	1.8%
FleetCor Technologies, Inc.	1.7%

Top Five Industries	% of net assets
Software	11.2%
IT Services	6.9%
Semiconductors and Semiconductor Equipment	5.1%
Specialty Retail	4.9%
Health Care Providers and Services	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.4%
Exchange-Traded Funds	2.0%
Total Equity Exposure	99.4%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(0.5)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,045.70	$4.87	0.96%
Class II	$1,000	$1,045.30	$5.63	1.11%
Class Y	$1,000	$1,047.70	$3.10	0.61%
Hypothetical
Class I	$1,000	$1,020.03	$4.81	0.96%
Class II	$1,000	$1,019.29	$5.56	1.11%
Class Y	$1,000	$1,021.77	$3.06	0.61%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.4%
Aerospace and Defense — 1.6%
L3 Technologies, Inc.	44,015	$8,464,965
Air Freight and Logistics — 0.8%
XPO Logistics, Inc.(1)	43,556	4,363,440
Airlines — 0.7%
Alaska Air Group, Inc.	59,097	3,568,868
Auto Components — 1.2%
Aptiv plc	43,520	3,987,738
Delphi Technologies plc	53,318	2,423,836
		6,411,574
Banks — 1.6%
SVB Financial Group(1)	12,392	3,578,314
Zions Bancorporation	92,403	4,868,714
		8,447,028
Beverages — 2.4%
Brown-Forman Corp., Class B	55,400	2,715,154
Constellation Brands, Inc., Class A	19,781	4,329,468
Monster Beverage Corp.(1)	96,291	5,517,474
		12,562,096
Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc.(1)	30,548	3,792,534
Array BioPharma, Inc.(1)	184,668	3,098,729
BioMarin Pharmaceutical, Inc.(1)	43,651	4,111,924
Immunomedics, Inc.(1)	108,065	2,557,898
Neurocrine Biosciences, Inc.(1)	44,882	4,409,208
Sage Therapeutics, Inc.(1)	17,441	2,730,040
		20,700,333
Building Products — 2.4%
Allegion plc	67,760	5,241,914
Fortune Brands Home & Security, Inc.	70,198	3,768,931
Lennox International, Inc.	18,935	3,789,840
		12,800,685
Capital Markets — 4.5%
Affiliated Managers Group, Inc.	21,425	3,185,255
Cboe Global Markets, Inc.	62,531	6,507,601
S&P Global, Inc.	29,573	6,029,639
SEI Investments Co.	123,485	7,720,282
		23,442,777
Chemicals — 1.3%
FMC Corp.	46,686	4,164,858
Valvoline, Inc.	110,880	2,391,682
		6,556,540

4

	Shares	Value
Communications Equipment — 1.8%
Palo Alto Networks, Inc.(1)	45,763	$9,402,924
Construction and Engineering — 1.1%
Jacobs Engineering Group, Inc.	93,232	5,919,300
Construction Materials — 1.2%
Vulcan Materials Co.	49,089	6,335,426
Containers and Packaging — 2.4%
Ball Corp.	135,038	4,800,601
Packaging Corp. of America	29,426	3,289,533
Sealed Air Corp.	105,494	4,478,220
		12,568,354
Distributors — 1.5%
LKQ Corp.(1)	247,482	7,894,676
Electrical Equipment — 2.1%
AMETEK, Inc.	81,494	5,880,607
Rockwell Automation, Inc.	31,077	5,165,930
		11,046,537
Electronic Equipment, Instruments and Components — 3.3%
CDW Corp.	93,786	7,576,971
Dolby Laboratories, Inc., Class A	90,255	5,567,831
National Instruments Corp.	96,885	4,067,232
		17,212,034
Equity Real Estate Investment Trusts (REITs) — 3.5%
Equinix, Inc.	16,178	6,954,760
SBA Communications Corp.(1)	69,537	11,481,950
		18,436,710
Food and Staples Retailing — 0.6%
Costco Wholesale Corp.	15,216	3,179,840
Health Care Equipment and Supplies — 3.8%
Align Technology, Inc.(1)	23,995	8,209,649
Edwards Lifesciences Corp.(1)	42,951	6,252,377
Teleflex, Inc.	19,904	5,338,452
		19,800,478
Health Care Providers and Services — 4.7%
Amedisys, Inc.(1)	52,421	4,479,899
Henry Schein, Inc.(1)	33,900	2,462,496
Quest Diagnostics, Inc.	48,846	5,370,129
WellCare Health Plans, Inc.(1)	50,344	12,396,706
		24,709,230
Hotels, Restaurants and Leisure — 3.4%
Domino's Pizza, Inc.	11,463	3,234,515
Hilton Worldwide Holdings, Inc.	45,671	3,615,316
MGM Resorts International	75,505	2,191,910
Vail Resorts, Inc.	20,766	5,693,830
Yum! Brands, Inc.	40,684	3,182,302
		17,917,873

5

	Shares	Value
Household Durables — 0.9%
Mohawk Industries, Inc.(1)	22,253	$4,768,150
Internet and Direct Marketing Retail — 1.0%
Expedia Group, Inc.	44,130	5,303,985
Internet Software and Services — 1.4%
Match Group, Inc.(1)	42,479	1,645,636
Twitter, Inc.(1)	126,688	5,532,465
		7,178,101
IT Services — 6.9%
Booz Allen Hamilton Holding Corp.	154,265	6,746,008
FleetCor Technologies, Inc.(1)	41,546	8,751,665
InterXion Holding NV(1)	91,547	5,714,364
Leidos Holdings, Inc.	59,998	3,539,882
Worldpay, Inc., Class A(1)	139,636	11,419,432
		36,171,351
Life Sciences Tools and Services — 2.1%
Bio-Techne Corp.	30,234	4,473,120
Illumina, Inc.(1)	13,382	3,737,459
Mettler-Toledo International, Inc.(1)	4,628	2,677,900
		10,888,479
Machinery — 1.9%
Evoqua Water Technologies Corp.(1)	112,323	2,302,621
John Bean Technologies Corp.	38,370	3,411,093
WABCO Holdings, Inc.(1)	34,548	4,042,807
		9,756,521
Multiline Retail — 1.8%
Dollar Tree, Inc.(1)	110,150	9,362,750
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	51,106	7,070,515
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals plc(1)	33,721	5,810,128
Professional Services — 3.5%
IHS Markit Ltd.(1)	129,447	6,678,171
TransUnion	27,947	2,002,123
Verisk Analytics, Inc.(1)	88,580	9,534,751
		18,215,045
Road and Rail — 0.6%
Canadian Pacific Railway Ltd.	17,202	3,148,310
Semiconductors and Semiconductor Equipment — 5.1%
Maxim Integrated Products, Inc.	140,657	8,250,939
Microchip Technology, Inc.	122,882	11,176,118
Xilinx, Inc.	116,126	7,578,383
		27,005,440
Software — 11.2%
Autodesk, Inc.(1)	71,713	9,400,857
Electronic Arts, Inc.(1)	44,860	6,326,157
Guidewire Software, Inc.(1)	67,353	5,979,599

6

	Shares	Value
Red Hat, Inc.(1)	63,795	$8,572,134
ServiceNow, Inc.(1)	44,482	7,671,811
Splunk, Inc.(1)	75,429	7,475,768
Take-Two Interactive Software, Inc.(1)	57,364	6,789,603
Tyler Technologies, Inc.(1)	29,698	6,595,926
		58,811,855
Specialty Retail — 4.9%
Burlington Stores, Inc.(1)	55,297	8,323,857
O'Reilly Automotive, Inc.(1)	43,200	11,818,224
Ross Stores, Inc.	65,241	5,529,175
		25,671,256
Technology Hardware, Storage and Peripherals — 1.4%
NetApp, Inc.	94,233	7,400,118
Textiles, Apparel and Luxury Goods — 1.3%
Carter's, Inc.	31,959	3,464,036
Lululemon Athletica, Inc.(1)	24,992	3,120,251
		6,584,287
Trading Companies and Distributors — 1.2%
United Rentals, Inc.(1)	44,217	6,527,314
TOTAL COMMON STOCKS (Cost $409,384,850)		511,415,293
EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell Mid-Cap Growth ETF	48,103	6,096,093
SPDR S&P Oil & Gas Exploration & Production ETF	98,935	4,260,141
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,984,490)		10,356,234
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.750%, 2/15/19 - 11/15/47, valued at $3,378,840), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $3,311,112)		3,310,629
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $2,819,082), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $2,759,207)		2,759,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,546	3,546
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,073,175)		6,073,175
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $425,442,515)		527,844,702
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,705,929)
TOTAL NET ASSETS — 100.0%		$525,138,773

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	111,825	USD	84,175	Morgan Stanley	9/28/18	$1,011
USD	2,883,392	CAD	3,836,642	Morgan Stanley	9/28/18	(39,254)
EUR	154,753	USD	181,612	Credit Suisse AG	9/28/18	293
USD	3,742,858	EUR	3,179,353	Credit Suisse AG	9/28/18	5,676
						$(32,274)

7

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $425,442,515)	$527,844,702
Cash	14,230
Receivable for investments sold	895,177
Receivable for capital shares sold	60,549
Unrealized appreciation on forward foreign currency exchange contracts	6,980
Dividends and interest receivable	116,533
528,938,171

Liabilities
Payable for investments purchased	3,377,991
Payable for capital shares redeemed	67,317
Unrealized depreciation on forward foreign currency exchange contracts	39,254
Accrued management fees	314,484
Distribution fees payable	352
3,799,398

Net Assets	$525,138,773

Net Assets Consist of:
Capital (par value and paid-in surplus)	$369,656,138
Undistributed net investment income	16,993
Undistributed net realized gain	53,095,666
Net unrealized appreciation	102,369,976
$525,138,773

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$159,531,256	10,203,613	$15.63
Class II, $0.01 Par Value	$1,701,681	109,604	$15.53
Class Y, $0.01 Par Value	$363,905,836	23,213,611	$15.68

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,178)	$1,820,821
Interest	25,844
1,846,665

Expenses:
Management fees	1,982,042
Distribution fees - Class II	2,113
Directors' fees and expenses	6,930
Other expenses	210
1,991,295
Fees waived(1)	(105,502)
1,885,793

Net investment income (loss)	(39,128)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	53,555,447
Forward foreign currency exchange contract transactions	312,091
Foreign currency translation transactions	157
53,867,695

Change in net unrealized appreciation (depreciation) on:
Investments	(29,555,552)
Forward foreign currency exchange contracts	23,847
Translation of assets and liabilities in foreign currencies	54
(29,531,651)

Net realized and unrealized gain (loss)	24,336,044

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,296,916

(1)	Amount consists of $31,800, $338 and $73,364 for Class I, Class II and Class Y, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$(39,128)	$(425,474)
Net realized gain (loss)	53,867,695	41,811,512
Change in net unrealized appreciation (depreciation)	(29,531,651)	56,645,338
Net increase (decrease) in net assets resulting from operations	24,296,916	98,031,376

Distributions to Shareholders
From net realized gains:
Class I	(861,013)	(34,985,062)
Class II	(9,408)	(195,245)
Class Y	(2,009,887)	(26,596,181)
Decrease in net assets from distributions	(2,880,308)	(61,776,488)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(22,230,111)	28,904,204

Net increase (decrease) in net assets	(813,503)	65,159,092

Net Assets
Beginning of period	525,952,276	460,793,184
End of period	$525,138,773	$525,952,276

Undistributed net investment income	$16,993	$56,121

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I, Class II and Class Y. Sale of Class Y commenced on September 22, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2018 through July 31, 2018, the investment advisor agreed to waive 0.04% of the fund's management fee. Effective August 1, 2018, the investment advisor agreed to increase the amount of the waiver from 0.04% to 0.11% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2018 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	1.00%	0.96%
Class II	0.80% to 0.90%	0.90%	0.86%
Class Y	0.55% to 0.65%	0.65%	0.61%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,429,718 and $1,805,890, respectively. The effect of interfund transactions on the Statement of Operations was $241,062 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
June 30, 2018 were $244,019,288 and $268,540,005, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017(1)
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	195,000,000		195,000,000
Sold	569,731	$8,889,588	2,150,427	$31,857,946
Issued in reinvestment of distributions	56,683	861,013	2,415,766	34,985,062
Redeemed	(889,584)	(13,933,622)	(26,967,573)	(414,154,491)
	(263,170)	(4,183,021)	(22,401,380)	(347,311,483)
Class II/Shares Authorized	25,000,000		25,000,000
Sold	14,914	233,643	16,713	249,735
Issued in reinvestment of distributions	623	9,408	13,305	195,245
Redeemed	(19,498)	(300,392)	(13,412)	(196,786)
	(3,961)	(57,341)	16,606	248,194
Class Y/Shares Authorized	180,000,000		180,000,000
Sold	342,258	5,347,279	23,272,924	359,612,303
Issued in reinvestment of distributions	132,056	2,009,887	1,759,007	26,596,181
Redeemed	(1,643,185)	(25,346,915)	(649,449)	(10,240,991)
	(1,168,871)	(17,989,749)	24,382,482	375,967,493
Net increase (decrease)	(1,436,002)	$(22,230,111)	1,997,708	$28,904,204

(1)	September 22, 2017 (commencement of sale) through December 31, 2017 for Class Y.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$511,415,293	—	—
Exchange-Traded Funds	10,356,234	—	—
Temporary Cash Investments	3,546	$6,069,629	—
	$521,775,073	$6,069,629	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,980	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$39,254	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $5,439,392.

The value of foreign currency risk derivative instruments as of June 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $6,980 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $39,254 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $312,091 in net realized gain (loss) on forward foreign currency exchange contract transactions and $23,847 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$426,094,332
Gross tax appreciation of investments	$107,283,773
Gross tax depreciation of investments	(5,533,403)
Net tax appreciation (depreciation) of investments	$101,750,370

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$15.03	(0.02)	0.70	0.68	(0.08)	$15.63	4.57%	0.96%(4)	1.00%(4)	(0.26)%(4)	(0.30)%(4)	47%	$159,531
2017	$13.98	(0.02)	2.97	2.95	(1.90)	$15.03	21.79%	0.99%	1.01%	(0.15)%	(0.17)%	58%	$157,356
2016	$15.02	(0.02)	0.40	0.38	(1.42)	$13.98	3.23%	0.99%	1.00%	(0.14)%	(0.15)%	68%	$459,443
2015	$15.72	(0.06)	0.42	0.36	(1.06)	$15.02	1.93%	1.00%	1.00%	(0.38)%	(0.38)%	72%	$465,851
2014	$18.28	(0.08)	1.27	1.19	(3.75)	$15.72	8.14%	1.00%	1.00%	(0.50)%	(0.50)%	68%	$468,047
2013	$14.54	(0.08)	4.45	4.37	(0.63)	$18.28	30.92%	1.00%	1.00%	(0.49)%	(0.49)%	72%	$443,588
Class II
2018(3)	$14.94	(0.03)	0.70	0.67	(0.08)	$15.53	4.53%	1.11%(4)	1.15%(4)	(0.41)%(4)	(0.45)%(4)	47%	$1,702
2017	$13.92	(0.04)	2.96	2.92	(1.90)	$14.94	21.67%	1.14%	1.16%	(0.30)%	(0.32)%	58%	$1,697
2016	$14.98	(0.04)	0.40	0.36	(1.42)	$13.92	3.08%	1.14%	1.15%	(0.29)%	(0.30)%	68%	$1,350
2015	$15.71	(0.08)	0.41	0.33	(1.06)	$14.98	1.73%	1.15%	1.15%	(0.53)%	(0.53)%	72%	$942
2014(5)	$14.18	(0.06)	1.59	1.53	—	$15.71	10.79%	1.15%(4)	1.15%(4)	(0.61)%(4)	(0.61)%(4)	68%(6)	$379
Class Y
2018(3)	$15.05	0.01	0.70	0.71	(0.08)	$15.68	4.77%	0.61%(4)	0.65%(4)	0.09%(4)	0.05%(4)	47%	$363,906
2017(7)	$15.19	0.01	1.03	1.04	(1.18)	$15.05	6.78%	0.62%(4)	0.66%(4)	0.25%(4)	0.21%(4)	58%(8)	$366,900

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 25, 2014 (commencement of sale) through December 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2014.

(7)	September 22, 2017 (commencement of sale) through December 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

21

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.11% (e.g., the Class I unified fee will be reduced

22

from 1.00% to 0.89%) for at least one year, beginning August 1, 2018. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92979 1808

Semiannual Report

June 30, 2018

VP Growth Fund
Class I (AWRIX)
Class II (AWREX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	7.8%
Amazon.com, Inc.	6.9%
Microsoft Corp.	6.5%
Facebook, Inc., Class A	4.9%
Apple, Inc.	4.0%
Visa, Inc., Class A	3.8%
Boeing Co. (The)	2.8%
iShares Russell 1000 Growth ETF	2.8%
Lockheed Martin Corp.	2.0%
PayPal Holdings, Inc.	1.9%

Top Five Industries	% of net assets
Internet Software and Services	13.9%
Software	10.0%
Internet and Direct Marketing Retail	8.3%
IT Services	7.1%
Semiconductors and Semiconductor Equipment	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.7%
Exchange-Traded Funds	2.8%
Total Equity Exposure	99.5%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.2%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,082.00	$4.23	0.82%
Class II	$1,000	$1,080.40	$5.00	0.97%
Hypothetical
Class I	$1,000	$1,020.73	$4.11	0.82%
Class II	$1,000	$1,019.98	$4.86	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.7%
Aerospace and Defense — 4.9%
Boeing Co. (The)	451	$151,315
Lockheed Martin Corp.	370	109,309
		260,624
Air Freight and Logistics — 1.2%
XPO Logistics, Inc.(1)	619	62,011
Airlines — 1.4%
Delta Air Lines, Inc.	1,496	74,112
Beverages — 1.4%
PepsiCo, Inc.	701	76,318
Biotechnology — 2.9%
Biogen, Inc.(1)	218	63,272
Exelixis, Inc.(1)	750	16,140
Regeneron Pharmaceuticals, Inc.(1)	35	12,075
Vertex Pharmaceuticals, Inc.(1)	380	64,585
		156,072
Capital Markets — 1.8%
Charles Schwab Corp. (The)	969	49,516
S&P Global, Inc.	235	47,914
		97,430
Chemicals — 1.0%
LyondellBasell Industries NV, Class A	503	55,254
Communications Equipment — 1.8%
Palo Alto Networks, Inc.(1)	479	98,420
Consumer Finance — 1.4%
American Express Co.	750	73,500
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	472	38,133
Energy Equipment and Services — 0.6%
Halliburton Co.	702	31,632
Equity Real Estate Investment Trusts (REITs) — 2.4%
Equity Residential	605	38,533
SBA Communications Corp.(1)	542	89,495
		128,028
Food and Staples Retailing — 1.5%
Walgreens Boots Alliance, Inc.	703	42,191
Walmart, Inc.	437	37,429
		79,620
Health Care Equipment and Supplies — 5.3%
ABIOMED, Inc.(1)	64	26,179
Boston Scientific Corp.(1)	1,741	56,931
Edwards Lifesciences Corp.(1)	539	78,462
IDEXX Laboratories, Inc.(1)	101	22,012
Intuitive Surgical, Inc.(1)	161	77,035
Penumbra, Inc.(1)	147	20,308
		280,927

4

	Shares	Value
Health Care Providers and Services — 2.0%
Quest Diagnostics, Inc.	197	$21,658
Tivity Health, Inc.(1)	429	15,101
WellCare Health Plans, Inc.(1)	276	67,962
		104,721
Health Care Technology — 0.5%
Cerner Corp.(1)	470	28,101
Hotels, Restaurants and Leisure — 3.8%
Chipotle Mexican Grill, Inc.(1)	62	26,745
Darden Restaurants, Inc.	343	36,722
Las Vegas Sands Corp.	633	48,336
Royal Caribbean Cruises Ltd.	892	92,411
		204,214
Household Products — 1.0%
Church & Dwight Co., Inc.	552	29,345
Procter & Gamble Co. (The)	305	23,808
		53,153
Internet and Direct Marketing Retail — 8.3%
Amazon.com, Inc.(1)	217	368,856
Netflix, Inc.(1)	188	73,589
		442,445
Internet Software and Services — 13.9%
Alphabet, Inc., Class A(1)	369	416,671
Facebook, Inc., Class A(1)	1,339	260,195
LogMeIn, Inc.	265	27,361
Twitter, Inc.(1)	462	20,176
VeriSign, Inc.(1)	139	19,101
		743,504
IT Services — 7.1%
DXC Technology Co.	417	33,614
Fiserv, Inc.(1)	554	41,046
PayPal Holdings, Inc.(1)	1,228	102,255
Visa, Inc., Class A	1,537	203,576
		380,491
Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	959	59,305
Illumina, Inc.(1)	117	32,677
		91,982
Machinery — 1.3%
Parker-Hannifin Corp.	194	30,235
WABCO Holdings, Inc.(1)	313	36,627
		66,862
Media — 0.3%
Liberty Media Corp-Liberty Formula One, Class C(1)	375	13,924
Multiline Retail — 1.3%
Target Corp.	911	69,345
Oil, Gas and Consumable Fuels — 0.6%
Concho Resources, Inc.(1)	213	29,469
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	209	29,822

5

	Shares	Value
Pharmaceuticals — 0.6%
Zoetis, Inc.	374	$31,861
Road and Rail — 1.7%
Union Pacific Corp.	627	88,833
Semiconductors and Semiconductor Equipment — 5.5%
Applied Materials, Inc.	2,161	99,817
ASML Holding NV	397	78,676
Broadcom, Inc.	355	86,137
Maxim Integrated Products, Inc.	534	31,324
		295,954
Software — 10.0%
Activision Blizzard, Inc.	165	12,593
Electronic Arts, Inc.(1)	355	50,062
Microsoft Corp.	3,541	349,178
salesforce.com, Inc.(1)	552	75,293
Splunk, Inc.(1)	266	26,363
Take-Two Interactive Software, Inc.(1)	188	22,252
		535,741
Specialty Retail — 1.6%
Floor & Decor Holdings, Inc., Class A(1)	259	12,776
TJX Cos., Inc. (The)	748	71,195
		83,971
Technology Hardware, Storage and Peripherals — 4.0%
Apple, Inc.	1,165	215,653
Textiles, Apparel and Luxury Goods — 0.9%
Tapestry, Inc.	974	45,496
Tobacco — 1.7%
Altria Group, Inc.	1,037	58,891
Philip Morris International, Inc.	404	32,619
		91,510
TOTAL COMMON STOCKS (Cost $3,395,681)		5,159,133
EXCHANGE-TRADED FUNDS — 2.8%
iShares Russell 1000 Growth ETF (Cost $147,509)	1,028	147,826
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $9,704), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $9,509)		9,508
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,934	7,934
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,442)		17,442
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,560,632)		5,324,401
OTHER ASSETS AND LIABILITIES — 0.2%		9,744
TOTAL NET ASSETS — 100.0%		$5,334,145

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,020	USD	3,544	Credit Suisse AG	9/28/18	$6
USD	70,454	EUR	59,847	Credit Suisse AG	9/28/18	107
						$113

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,560,632)	$5,324,401
Receivable for investments sold	52,486
Unrealized appreciation on forward foreign currency exchange contracts	113
Dividends and interest receivable	2,471
5,379,471

Liabilities
Payable for investments purchased	40,732
Payable for capital shares redeemed	246
Accrued management fees	3,229
Distribution fees payable	1,119
45,326

Net Assets	$5,334,145

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,155,197
Undistributed net investment income	4,351
Undistributed net realized gain	410,715
Net unrealized appreciation	1,763,882
$5,334,145

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$6,498	413	$15.73
Class II, $0.01 Par Value	$5,327,647	339,012	$15.72

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $109)	$31,304
Interest	214
31,518

Expenses:
Management fees	24,761
Distribution fees - Class II	6,708
Directors' fees and expenses	72
Other expenses	35
31,576
Fees waived(1)	(4,940)
26,636

Net investment income (loss)	4,882

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	435,729
Forward foreign currency exchange contract transactions	1,345
Foreign currency translation transactions	(24)
437,050

Change in net unrealized appreciation (depreciation) on:
Investments	460
Forward foreign currency exchange contracts	1,442
Translation of assets and liabilities in foreign currencies	(6)
1,896

Net realized and unrealized gain (loss)	438,946

Net Increase (Decrease) in Net Assets Resulting from Operations	$443,828

(1)	Amount consists of $110 and $4,830 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$4,882	$11,324
Net realized gain (loss)	437,050	628,236
Change in net unrealized appreciation (depreciation)	1,896	803,755
Net increase (decrease) in net assets resulting from operations	443,828	1,443,315

Distributions to Shareholders
From net investment income:
Class I	(408)	(1,739)
Class II	(5,934)	(35,505)
From net realized gains:
Class I	(2,987)	(23,340)
Class II	(101,733)	(733,113)
Decrease in net assets from distributions	(111,062)	(793,697)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(511,886)	(345,979)

Net increase (decrease) in net assets	(179,120)	303,639

Net Assets
Beginning of period	5,513,265	5,209,626
End of period	$5,334,145	$5,513,265

Undistributed net investment income	$4,351	$5,811

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended June 30, 2018, the investment advisor agreed to waive 0.18% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	1.00%	0.82%
Class II	0.90%	0.72%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $62,321 and $69,198, respectively. The effect of interfund transactions on the Statement of Operations was $10,041 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
June 30, 2018 were $1,538,584 and $2,151,022, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	230	$3,395	1,742	$25,079
Redeemed	(9,888)	(154,091)	(6,076)	(100,001)
	(9,658)	(150,696)	(4,334)	(74,922)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	11,257	170,189	33,873	507,066
Issued in reinvestment of distributions	7,290	107,667	53,011	768,618
Redeemed	(40,818)	(639,046)	(104,279)	(1,546,741)
	(22,271)	(361,190)	(17,395)	(271,057)
Net increase (decrease)	(31,929)	$(511,886)	(21,729)	$(345,979)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,080,457	$78,676	—
Exchange-Traded Funds	147,826	—	—
Temporary Cash Investments	7,934	9,508	—
	$5,236,217	$88,184	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$113	—

14

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $99,284.

The value of foreign currency risk derivative instruments as of June 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $113 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,345 in net realized gain (loss) on forward foreign currency exchange contract transactions and $1,442 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,587,740
Gross tax appreciation of investments	$1,768,231
Gross tax depreciation of investments	(31,570)
Net tax appreciation (depreciation) of investments	$1,736,661

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$14.87	0.02	1.18	1.20	(0.04)	(0.30)	(0.34)	$15.73	8.20%	0.82%(4)	1.00%(4)	0.33%(4)	0.15%(4)	28%	$6
2017	$13.27	0.05	3.84	3.89	(0.12)	(2.17)	(2.29)	$14.87	30.38%	0.84%	1.01%	0.35%	0.18%	60%	$150
2016	$12.76	0.09	0.46	0.55	—	(0.04)	(0.04)	$13.27	4.35%	0.85%	1.01%	0.76%	0.60%	69%	$191
2015	$13.00	0.05	0.56	0.61	(0.06)	(0.79)	(0.85)	$12.76	4.71%	0.85%	1.00%	0.44%	0.29%	69%	$183
2014	$13.25	0.05	1.43	1.48	(0.05)	(1.68)	(1.73)	$13.00	11.24%	0.93%	1.00%	0.37%	0.30%	128%	$748
2013	$10.31	0.06	2.94	3.00	(0.05)	(0.01)	(0.06)	$13.25	29.11%	1.01%	1.01%	0.49%	0.49%	122%	$672
Class II
2018(3)	$14.85	0.01	1.18	1.19	(0.02)	(0.30)	(0.32)	$15.72	8.04%	0.97%(4)	1.15%(4)	0.18%(4)	0.00%(4)(5)	28%	$5,328
2017	$13.25	0.03	3.84	3.87	(0.10)	(2.17)	(2.27)	$14.85	30.22%	0.99%	1.16%	0.20%	0.03%	60%	$5,363
2016	$12.76	0.08	0.45	0.53	—	(0.04)	(0.04)	$13.25	4.20%	1.00%	1.16%	0.61%	0.45%	69%	$5,018
2015	$13.00	0.04	0.55	0.59	(0.04)	(0.79)	(0.83)	$12.76	4.55%	1.00%	1.15%	0.29%	0.14%	69%	$5,276
2014	$13.25	0.03	1.43	1.46	(0.03)	(1.68)	(1.71)	$13.00	11.07%	1.08%	1.15%	0.22%	0.15%	128%	$5,468
2013	$10.31	0.04	2.94	2.98	(0.03)	(0.01)	(0.04)	$13.25	28.92%	1.16%	1.16%	0.34%	0.34%	122%	$4,980

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

18

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three- and five-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

19

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.18% (e.g., the Class I unified fee will be reduced from 1.00% to 0.82%) for at least one year, beginning August 1, 2018. The Board concluded that

20

the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92984 1808

Semiannual Report

June 30, 2018

VP Income & Growth Fund
Class I (AVGIX)
Class II (AVPGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Top Ten Holdings	% of net assets
Microsoft Corp.	4.1%
Alphabet, Inc.*	3.7%
Apple, Inc.	3.3%
JPMorgan Chase & Co.	2.3%
Exxon Mobil Corp.	2.3%
Amazon.com, Inc.	2.0%
Chevron Corp.	1.9%
Intel Corp.	1.9%
Pfizer, Inc.	1.8%
AT&T, Inc.	1.8%
* Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	7.2%
Banks	7.1%
Software	7.0%
Pharmaceuticals	6.9%
Semiconductors and Semiconductor Equipment	6.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.1%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,016.90	$3.50	0.70%
Class II	$1,000	$1,014.60	$4.75	0.95%
Hypothetical
Class I	$1,000	$1,021.32	$3.51	0.70%
Class II	$1,000	$1,020.08	$4.76	0.95%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 4.5%
Boeing Co. (The)	17,712	$5,942,553
General Dynamics Corp.	19,308	3,599,205
Lockheed Martin Corp.	13,540	4,000,122
Raytheon Co.	19,822	3,829,214
		17,371,094
Automobiles — 0.4%
Ford Motor Co.	156,549	1,732,997
Banks — 7.1%
Bank of America Corp.	163,078	4,597,169
BB&T Corp.	29,836	1,504,928
JPMorgan Chase & Co.	84,277	8,781,663
PNC Financial Services Group, Inc. (The)	9,341	1,261,969
SunTrust Banks, Inc.	47,031	3,104,987
U.S. Bancorp	83,526	4,177,971
Wells Fargo & Co.	74,110	4,108,658
		27,537,345
Beverages — 0.8%
Constellation Brands, Inc., Class A	689	150,802
Molson Coors Brewing Co., Class B	42,880	2,917,555
		3,068,357
Biotechnology — 4.2%
AbbVie, Inc.	57,176	5,297,356
Amgen, Inc.	28,989	5,351,080
Biogen, Inc.(1)	2,891	839,084
Gilead Sciences, Inc.	64,949	4,600,987
		16,088,507
Capital Markets — 0.6%
Affiliated Managers Group, Inc.	6,818	1,013,632
FactSet Research Systems, Inc.	6,009	1,190,383
State Street Corp.	820	76,334
		2,280,349
Chemicals — 3.7%
Air Products & Chemicals, Inc.	23,102	3,597,674
Eastman Chemical Co.	32,532	3,251,899
LyondellBasell Industries NV, Class A	32,645	3,586,053
Praxair, Inc.	24,439	3,865,028
		14,300,654
Communications Equipment — 1.7%
Cisco Systems, Inc.	148,865	6,405,661
Consumer Finance — 1.4%
Discover Financial Services	34,236	2,410,557

4

	Shares	Value
Synchrony Financial	92,781	$3,097,030
		5,507,587
Containers and Packaging — 0.8%
WestRock Co.	51,737	2,950,044
Diversified Consumer Services — 0.7%
H&R Block, Inc.	125,812	2,865,997
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	13,176	2,459,300
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	211,376	6,787,295
Verizon Communications, Inc.	55,053	2,769,716
		9,557,011
Electric Utilities — 0.5%
Portland General Electric Co.	15,456	660,899
PPL Corp.	42,620	1,216,801
		1,877,700
Electronic Equipment, Instruments and Components — 0.7%
National Instruments Corp.	68,766	2,886,797
Energy Equipment and Services — 1.8%
Halliburton Co.	82,977	3,738,944
Schlumberger Ltd.	49,541	3,320,733
		7,059,677
Equity Real Estate Investment Trusts (REITs) — 5.3%
Apple Hospitality REIT, Inc.	101,536	1,815,464
Kimco Realty Corp.	132,259	2,247,080
Lexington Realty Trust	58,404	509,867
Park Hotels & Resorts, Inc.	62,602	1,917,499
Select Income REIT	104,131	2,339,824
Senior Housing Properties Trust	171,742	3,106,813
Tanger Factory Outlet Centers, Inc.	52,379	1,230,383
VEREIT, Inc.	400,537	2,979,995
Weingarten Realty Investors	63,242	1,948,486
Weyerhaeuser Co.	41,286	1,505,287
WP Carey, Inc.	15,271	1,013,231
		20,613,929
Food Products — 0.8%
Hershey Co. (The)	10,496	976,758
Mondelez International, Inc., Class A	50,763	2,081,283
		3,058,041
Health Care Equipment and Supplies — 1.3%
Abbott Laboratories	32,755	1,997,728
Medtronic plc	37,194	3,184,178
		5,181,906
Health Care Providers and Services — 1.4%
Cigna Corp.	2,249	382,217
CVS Health Corp.	17,063	1,098,004

5

	Shares	Value
UnitedHealth Group, Inc.	15,414	$3,781,671
		5,261,892
Hotels, Restaurants and Leisure — 1.3%
Las Vegas Sands Corp.	46,959	3,585,789
Marriott International, Inc., Class A	10,630	1,345,758
		4,931,547
Household Durables — 0.8%
Garmin Ltd.	49,835	3,039,935
Household Products — 1.0%
Kimberly-Clark Corp.	35,004	3,687,321
Procter & Gamble Co. (The)	590	46,056
		3,733,377
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	19,189	2,764,175
Insurance — 2.2%
Allstate Corp. (The)	11,210	1,023,137
Assurant, Inc.	9,258	958,110
First American Financial Corp.	24,117	1,247,331
Hartford Financial Services Group, Inc. (The)	35,470	1,813,581
MetLife, Inc.	80,763	3,521,267
		8,563,426
Internet and Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	4,603	7,824,179
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)	11,526	13,015,044
Alphabet, Inc., Class C(1)	1,171	1,306,426
Facebook, Inc., Class A(1)	23,119	4,492,484
LogMeIn, Inc.	26,471	2,733,131
		21,547,085
IT Services — 2.1%
Accenture plc, Class A	1,238	202,524
Broadridge Financial Solutions, Inc.	3,317	381,787
International Business Machines Corp.	35,430	4,949,571
MAXIMUS, Inc.	15,395	956,184
Visa, Inc., Class A	11,065	1,465,559
		7,955,625
Machinery — 3.2%
Caterpillar, Inc.	32,753	4,443,599
Cummins, Inc.	17,283	2,298,639
Ingersoll-Rand plc	39,894	3,579,689
PACCAR, Inc.	10,962	679,206
Toro Co. (The)	26,293	1,584,153
		12,585,286
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Chimera Investment Corp.	69,561	1,271,575
Two Harbors Investment Corp.	185,078	2,924,233
		4,195,808

6

	Shares	Value
Multiline Retail — 1.0%
Kohl's Corp.	50,952	$3,714,401
Oil, Gas and Consumable Fuels — 7.2%
Chevron Corp.	57,801	7,307,780
Exxon Mobil Corp.	105,671	8,742,162
HollyFrontier Corp.	36,868	2,522,877
Marathon Petroleum Corp.	46,600	3,269,456
Phillips 66	25,646	2,880,302
Valero Energy Corp.	28,903	3,203,320
		27,925,897
Pharmaceuticals — 6.9%
Allergan plc	19,651	3,276,215
Bristol-Myers Squibb Co.	83,137	4,600,801
Eli Lilly & Co.	38,706	3,302,783
Johnson & Johnson	35,764	4,339,604
Merck & Co., Inc.	66,257	4,021,800
Pfizer, Inc.	195,717	7,100,613
		26,641,816
Road and Rail — 0.8%
Ryder System, Inc.	45,204	3,248,359
Semiconductors and Semiconductor Equipment — 6.1%
Applied Materials, Inc.	77,267	3,568,963
Broadcom, Inc.	9,517	2,309,205
Intel Corp.	144,555	7,185,829
KLA-Tencor Corp.	14,581	1,494,990
Lam Research Corp.	6,345	1,096,733
QUALCOMM, Inc.	46,291	2,597,851
Skyworks Solutions, Inc.	5,928	572,941
Texas Instruments, Inc.	41,706	4,598,086
		23,424,598
Software — 7.0%
Activision Blizzard, Inc.	57,010	4,351,003
CA, Inc.	3,837	136,789
Intuit, Inc.	9,050	1,848,961
Microsoft Corp.	159,369	15,715,377
Oracle Corp. (New York)	112,167	4,942,078
		26,994,208
Specialty Retail — 1.4%
Best Buy Co., Inc.	42,264	3,152,049
Ross Stores, Inc.	26,399	2,237,315
		5,389,364
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	69,831	12,926,416
Seagate Technology plc	56,380	3,183,779
		16,110,195
Textiles, Apparel and Luxury Goods — 1.8%
Ralph Lauren Corp.	380	47,773

7

	Shares	Value
Tapestry, Inc.	71,135	$3,322,716
VF Corp.	43,688	3,561,446
		6,931,935
Tobacco — 1.2%
Altria Group, Inc.	83,694	4,752,982
Trading Companies and Distributors — 0.5%
W.W. Grainger, Inc.	6,286	1,938,602
TOTAL COMMON STOCKS (Cost $296,636,958)		382,277,645
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $2,038,224), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $1,997,368)		1,997,077
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $1,697,458), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $1,664,125)		1,664,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,408	20,408
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,681,485)		3,681,485
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $300,318,443)		385,959,130
OTHER ASSETS AND LIABILITIES — 0.1%		406,142
TOTAL NET ASSETS — 100.0%		$386,365,272

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $300,318,443)	$385,959,130
Receivable for capital shares sold	32,898
Dividends and interest receivable	701,072
386,693,100

Liabilities
Payable for capital shares redeemed	93,956
Accrued management fees	228,094
Distribution fees payable	5,778
327,828

Net Assets	$386,365,272

Net Assets Consist of:
Capital (par value and paid-in surplus)	$280,759,605
Undistributed net investment income	508,848
Undistributed net realized gain	19,456,132
Net unrealized appreciation	85,640,687
$386,365,272

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$358,620,829	36,089,473	$9.94
Class II, $0.01 Par Value	$27,744,443	2,790,834	$9.94

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,616)	$5,438,833
Interest	16,142
5,454,975

Expenses:
Management fees	1,397,282
Distribution fees - Class II	34,718
Directors' fees and expenses	5,284
Other expenses	74
1,437,358

Net investment income (loss)	4,017,617

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	20,910,875
Change in net unrealized appreciation (depreciation) on investments	(18,171,415)

Net realized and unrealized gain (loss)	2,739,460

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,757,077

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$4,017,617	$9,555,549
Net realized gain (loss)	20,910,875	30,817,867
Change in net unrealized appreciation (depreciation)	(18,171,415)	32,378,866
Net increase (decrease) in net assets resulting from operations	6,757,077	72,752,282

Distributions to Shareholders
From net investment income:
Class I	(3,755,114)	(8,567,165)
Class II	(252,856)	(513,751)
From net realized gains:
Class I	(27,908,208)	(8,557,140)
Class II	(2,102,665)	(565,498)
Decrease in net assets from distributions	(34,018,843)	(18,203,554)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,499,238	(31,532,042)

Net increase (decrease) in net assets	(18,762,528)	23,016,686

Net Assets
Beginning of period	405,127,800	382,111,114
End of period	$386,365,272	$405,127,800

Undistributed net investment income	$508,848	$499,201

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar

13

investment teams and strategies (strategy assets). The management fee schedule ranges from 0.65% to 0.70% for each class. The effective annual management fee for each class for the period ended June 30, 2018 was 0.70%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $191,562 and $1,346,820, respectively. The effect of interfund transactions on the Statement of Operations was $165,442 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2018 were $140,608,837 and $162,236,541, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	866,712	$9,107,579	1,652,275	$16,286,502
Issued in reinvestment of distributions	3,278,566	31,663,322	1,756,708	17,124,305
Redeemed	(3,364,773)	(35,184,332)	(6,576,412)	(64,824,981)
	780,505	5,586,569	(3,167,429)	(31,414,174)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	393,332	4,202,091	482,207	4,803,146
Issued in reinvestment of distributions	243,686	2,355,521	110,776	1,079,249
Redeemed	(349,814)	(3,644,943)	(611,131)	(6,000,263)
	287,204	2,912,669	(18,148)	(117,868)
Net increase (decrease)	1,067,709	$8,499,238	(3,185,577)	$(31,532,042)

14

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$382,277,645	—	—
Temporary Cash Investments	20,408	$3,661,077	—
	$382,298,053	$3,661,077	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$302,024,771
Gross tax appreciation of investments	$93,779,754
Gross tax depreciation of investments	(9,845,395)
Net tax appreciation (depreciation) of investments	$83,934,359

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$10.71	0.11	0.04	0.15	(0.11)	(0.81)	(0.92)	$9.94	1.69%	0.70%(4)	2.03%(4)	35%	$358,621
2017	$9.32	0.24	1.62	1.86	(0.24)	(0.23)	(0.47)	$10.71	20.49%	0.71%	2.47%	76%	$378,295
2016	$8.57	0.21	0.91	1.12	(0.21)	(0.16)	(0.37)	$9.32	13.48%	0.70%	2.38%	78%	$358,600
2015	$10.11	0.19	(0.71)	(0.52)	(0.19)	(0.83)	(1.02)	$8.57	(5.62)%	0.70%	2.14%	88%	$349,147
2014	$9.17	0.20	0.94	1.14	(0.20)	—	(0.20)	$10.11	12.50%	0.70%	2.13%	77%	$342,075
2013	$6.90	0.18	2.27	2.45	(0.18)	—	(0.18)	$9.17	35.82%	0.70%	2.28%	73%	$271,368
Class II
2018(3)	$10.72	0.09	0.03	0.12	(0.09)	(0.81)	(0.90)	$9.94	1.46%	0.95%(4)	1.78%(4)	35%	$27,744
2017	$9.32	0.22	1.62	1.84	(0.21)	(0.23)	(0.44)	$10.72	20.30%	0.96%	2.22%	76%	$26,833
2016	$8.57	0.18	0.92	1.10	(0.19)	(0.16)	(0.35)	$9.32	13.20%	0.95%	2.13%	78%	$23,511
2015	$10.11	0.17	(0.71)	(0.54)	(0.17)	(0.83)	(1.00)	$8.57	(5.95)%	0.95%	1.89%	88%	$17,417
2014	$9.17	0.18	0.93	1.11	(0.17)	—	(0.17)	$10.11	12.33%	0.95%	1.88%	77%	$21,038
2013	$6.90	0.17	2.26	2.43	(0.16)	—	(0.16)	$9.17	35.48%	0.95%	2.03%	73%	$19,095

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

18

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

19

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the

20

Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92975 1808

Semiannual Report

June 30, 2018

VP International Fund
Class I (AVIIX)
Class II (ANVPX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Top Ten Holdings	% of net assets
CSL Ltd.	2.4%
AIA Group Ltd.	2.3%
Lonza Group AG	2.2%
Diageo plc	2.0%
Royal Dutch Shell plc, A Shares	2.0%
London Stock Exchange Group plc	2.0%
Treasury Wine Estates Ltd.	1.9%
Danone SA	1.7%
Shiseido Co. Ltd.	1.7%
adidas AG	1.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
United Kingdom	21.0%
Japan	15.6%
Germany	7.7%
France	7.4%
Australia	5.2%
Switzerland	4.8%
Netherlands	4.7%
China	4.6%
Canada	3.7%
Sweden	3.6%
Ireland	3.4%
Belgium	2.7%
Hong Kong	2.3%
Spain	2.3%
Denmark	2.2%
Other Countries	8.4%
Cash and Equivalents**	0.4%
**Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,018.40	$5.10	1.02%
Class II	$1,000	$1,017.70	$5.85	1.17%
Hypothetical
Class I	$1,000	$1,019.74	$5.11	1.02%
Class II	$1,000	$1,018.99	$5.86	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 5.2%
Aristocrat Leisure Ltd.	76,850	$1,757,371
CSL Ltd.	32,540	4,638,526
Treasury Wine Estates Ltd.	277,770	3,574,753
		9,970,650
Austria — 1.4%
Erste Group Bank AG(1)	65,453	2,732,588
Belgium — 2.7%
KBC Group NV	29,420	2,271,663
Umicore SA	50,600	2,904,307
		5,175,970
Brazil — 1.4%
Localiza Rent a Car SA	210,700	1,285,701
Magazine Luiza SA	41,500	1,365,219
		2,650,920
Canada — 3.7%
Bombardier, Inc., B Shares(1)	770,460	3,047,497
Dollarama, Inc.	56,700	2,197,872
First Quantum Minerals Ltd.	119,530	1,761,150
		7,006,519
China — 4.6%
Alibaba Group Holding Ltd. ADR(1)	13,850	2,569,590
ANTA Sports Products Ltd.	299,000	1,583,493
Huazhu Group Ltd. ADR	33,400	1,402,466
TAL Education Group ADR(1)	17,732	652,538
Tencent Holdings Ltd.	50,600	2,539,803
		8,747,890
Denmark — 2.2%
Chr Hansen Holding A/S	25,260	2,333,599
DSV A/S	23,110	1,867,650
		4,201,249
Finland — 1.0%
Neste Oyj	25,420	1,994,864
France — 7.4%
Accor SA	31,870	1,563,891
Arkema SA	4,600	544,709
Danone SA	44,440	3,262,766
Eurofins Scientific SE	1,210	673,171
Kering SA	3,830	2,162,985
Peugeot SA	40,520	925,565
Ubisoft Entertainment SA(1)	18,230	2,000,740
Valeo SA	29,176	1,595,239

4

	Shares	Value
Vivendi SA	64,440	$1,580,314
		14,309,380
Germany — 7.7%
adidas AG	14,630	3,194,025
Deutsche Boerse AG	17,800	2,372,818
HeidelbergCement AG	13,700	1,153,198
Infineon Technologies AG	73,940	1,884,958
Symrise AG	27,230	2,388,119
Wirecard AG	9,800	1,578,760
Zalando SE(1)	38,962	2,178,077
		14,749,955
Hong Kong — 2.3%
AIA Group Ltd.	512,800	4,483,797
India — 0.8%
HDFC Bank Ltd.	51,200	1,575,606
Indonesia — 0.7%
Bank Mandiri (Persero) Tbk PT	2,820,700	1,348,346
Ireland — 3.4%
CRH plc	80,470	2,852,077
Kerry Group plc, A Shares	14,070	1,472,213
Ryanair Holdings plc ADR(1)	18,697	2,135,758
		6,460,048
Italy — 0.7%
UniCredit SpA	74,600	1,245,437
Japan — 15.6%
Chiba Bank Ltd. (The)	156,000	1,103,265
CyberAgent, Inc.	33,300	2,003,143
Daikin Industries Ltd.	15,700	1,881,759
Don Quijote Holdings Co. Ltd.	29,200	1,403,098
Keyence Corp.	4,500	2,542,745
Komatsu Ltd.	82,000	2,346,349
MonotaRO Co. Ltd.	38,100	1,686,221
Nitori Holdings Co. Ltd.	9,600	1,498,334
Recruit Holdings Co. Ltd.	82,500	2,284,650
Rohm Co. Ltd.	19,100	1,604,390
Ryohin Keikaku Co. Ltd.	5,200	1,831,730
Shiseido Co. Ltd.	40,400	3,210,398
Start Today Co. Ltd.	74,500	2,701,689
Sysmex Corp.	27,300	2,549,627
TDK Corp.	14,000	1,431,423
		30,078,821
Mexico — 0.5%
Grupo Financiero Banorte SAB de CV	169,280	995,381
Netherlands — 4.7%
ASML Holding NV	13,880	2,750,678
Heineken NV	19,704	1,979,349
InterXion Holding NV(1)	33,510	2,091,694

5

	Shares	Value
Unilever NV CVA	40,470	$2,258,361
		9,080,082
Russia — 0.9%
Yandex NV, A Shares(1)	47,300	1,698,070
Spain — 2.3%
Amadeus IT Group SA	30,660	2,420,401
CaixaBank SA	116,050	502,249
Cellnex Telecom SA	58,300	1,470,587
		4,393,237
Sweden — 3.6%
Epiroc AB, A Shares(1)	4,161	45,161
Hexagon AB, B Shares	39,790	2,219,009
Lundin Petroleum AB	64,600	2,060,593
Swedbank AB, A Shares	55,930	1,197,686
Telefonaktiebolaget LM Ericsson, B Shares	191,380	1,479,887
		7,002,336
Switzerland — 4.8%
Credit Suisse Group AG(1)	118,120	1,783,191
Julius Baer Group Ltd.(1)	33,570	1,975,623
Lonza Group AG(1)	15,790	4,201,419
Straumann Holding AG	1,230	937,746
Swatch Group AG (The)	830	387,970
		9,285,949
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	132,000	937,337
Thailand — 0.5%
CP ALL PCL	434,600	954,336
United Kingdom — 21.0%
Ashtead Group plc	11,484	344,496
ASOS plc(1)	24,522	1,974,785
Associated British Foods plc	47,870	1,729,771
AstraZeneca plc	40,550	2,811,189
Aviva plc	216,826	1,442,227
B&M European Value Retail SA	371,680	1,982,211
Bunzl plc	77,970	2,361,577
Carnival plc	33,050	1,896,064
Coca-Cola HBC AG(1)	41,790	1,395,907
Compass Group plc	97,043	2,072,854
Diageo plc	108,520	3,898,430
Ferguson plc	33,844	2,746,937
Intertek Group plc	35,544	2,681,331
Just Eat plc(1)	91,642	942,158
London Stock Exchange Group plc	63,950	3,773,437
Royal Dutch Shell plc, A Shares	110,505	3,841,751
Standard Chartered plc	151,270	1,382,697
Tesco plc	624,200	2,114,664
6

	Shares	Value
Weir Group plc (The)	40,240	$1,062,135
		40,454,621
TOTAL COMMON STOCKS (Cost $153,729,262)		191,533,389
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $461,969), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $452,709)		452,643
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $385,558), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $377,028)		377,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	707	707
TOTAL TEMPORARY CASH INVESTMENTS (Cost $830,350)		830,350
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $154,559,612)		192,363,739
OTHER ASSETS AND LIABILITIES†		27,082
TOTAL NET ASSETS — 100.0%		$192,390,821

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.7%
Information Technology	15.8%
Financials	15.6%
Consumer Staples	13.5%
Industrials	13.5%
Health Care	8.3%
Materials	7.3%
Energy	4.1%
Telecommunication Services	0.8%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $154,559,612)	$192,363,739
Foreign currency holdings, at value (cost of $173,739)	174,033
Receivable for investments sold	1,421,894
Receivable for capital shares sold	23,144
Dividends and interest receivable	852,779
Other assets	11,762
194,847,351

Liabilities
Payable for investments purchased	2,193,260
Payable for capital shares redeemed	87,651
Accrued management fees	163,218
Distribution fees payable	9,626
Accrued foreign taxes	2,775
2,456,530

Net Assets	$192,390,821

Net Assets Consist of:
Capital (par value and paid-in surplus)	$144,797,734
Undistributed net investment income	760,544
Undistributed net realized gain	8,977,304
Net unrealized appreciation	37,855,239
$192,390,821

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$146,303,944	12,769,870	$11.46
Class II, $0.01 Par Value	$46,086,877	4,025,840	$11.45

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $239,000)	$2,574,764
Interest	4,611
2,579,375

Expenses:
Management fees	1,321,851
Distribution fees - Class II	58,381
Directors' fees and expenses	2,648
Other expenses	11,319
1,394,199
Fees waived(1)	(330,827)
1,063,372

Net investment income (loss)	1,516,003

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	9,109,430
Foreign currency translation transactions	(17,310)
9,092,120

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $4,093)	(6,889,588)
Translation of assets and liabilities in foreign currencies	(13,473)
(6,903,061)

Net realized and unrealized gain (loss)	2,189,059

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,705,062

(1)	Amount consists of $253,764 and $77,063 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$1,516,003	$1,598,858
Net realized gain (loss)	9,092,120	19,084,461
Change in net unrealized appreciation (depreciation)	(6,903,061)	35,487,290
Net increase (decrease) in net assets resulting from operations	3,705,062	56,170,609

Distributions to Shareholders
From net investment income:
Class I	(1,883,223)	(1,538,770)
Class II	(501,661)	(321,544)
From net realized gains:
Class I	(9,738,811)	—
Class II	(2,957,964)	—
Decrease in net assets from distributions	(15,081,659)	(1,860,314)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,421,571	(54,378,299)

Net increase (decrease) in net assets	(6,955,026)	(68,004)

Net Assets
Beginning of period	199,345,847	199,413,851
End of period	$192,390,821	$199,345,847

Undistributed net investment income	$760,544	$1,629,425

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2018 through July 31, 2018, the investment advisor agreed to waive 0.33% of the fund’s management fee. Effective August 1, 2018, the investment advisor agreed to decrease the amount of the waiver from 0.33% to 0.32% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2018 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	1.00% to 1.50%	1.34%	1.01%
Class II	0.90% to 1.40%	1.24%	0.91%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $81,901 and $146,863, respectively. The effect of interfund transactions on the Statement of Operations was $(28,206) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
June 30, 2018 were $64,448,701 and $73,634,355, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	563,877	$6,877,957	1,913,470	$20,458,184
Issued in reinvestment of distributions	1,015,025	11,622,034	152,807	1,538,770
Redeemed	(1,378,360)	(16,594,945)	(6,643,186)	(72,584,708)
	200,542	1,905,046	(4,576,909)	(50,587,754)
Class II/Shares Authorized	100,000,000		100,000,000
Sold	174,222	2,087,537	253,322	2,768,790
Issued in reinvestment of distributions	302,415	3,459,625	31,963	321,544
Redeemed	(250,866)	(3,030,637)	(626,549)	(6,880,879)
	225,771	2,516,525	(341,264)	(3,790,545)
Net increase (decrease)	426,313	$4,421,571	(4,918,173)	$(54,378,299)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$4,624,594	$4,123,296	—
Ireland	2,135,758	4,324,290	—
Netherlands	2,091,694	6,988,388	—
Russia	1,698,070	—	—
Other Countries	—	165,547,299	—
Temporary Cash Investments	707	829,643	—
	$10,550,823	$181,812,916	—

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7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$154,583,290
Gross tax appreciation of investments	$40,366,482
Gross tax depreciation of investments	(2,586,033)
Net tax appreciation (depreciation) of investments	$37,780,449

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$12.18	0.09	0.13	0.22	(0.15)	(0.79)	(0.94)	$11.46	1.84%	1.02%(4)	1.35%(4)	1.55%(4)	1.22%(4)	32%	$146,304
2017	$9.37	0.09	2.81	2.90	(0.09)	—	(0.09)	$12.18	31.21%	1.09%	1.35%	0.81%	0.55%	58%	$153,123
2016	$10.02	0.08	(0.63)	(0.55)	(0.10)	—	(0.10)	$9.37	(5.50)%	1.10%	1.37%	0.87%	0.60%	71%	$160,668
2015	$9.98	0.08	—(5)	0.08	(0.04)	—	(0.04)	$10.02	0.76%	1.03%	1.33%	0.79%	0.49%	59%	$183,648
2014	$10.74	0.09	(0.67)	(0.58)	(0.18)	—	(0.18)	$9.98	(5.51)%	1.03%	1.33%	0.84%	0.54%	77%	$210,511
2013	$8.93	0.10	1.87	1.97	(0.16)	—	(0.16)	$10.74	22.41%	1.07%	1.37%	1.01%	0.71%	87%	$213,085
Class II
2018(3)	$12.16	0.08	0.13	0.21	(0.13)	(0.79)	(0.92)	$11.45	1.77%	1.17%(4)	1.50%(4)	1.40%(4)	1.07%(4)	32%	$46,087
2017	$9.36	0.06	2.82	2.88	(0.08)	—	(0.08)	$12.16	30.93%	1.24%	1.50%	0.66%	0.40%	58%	$46,223
2016	$10.00	0.07	(0.62)	(0.55)	(0.09)	—	(0.09)	$9.36	(5.55)%	1.25%	1.52%	0.72%	0.45%	71%	$38,746
2015	$9.97	0.07	(0.02)	0.05	(0.02)	—	(0.02)	$10.00	0.51%	1.18%	1.48%	0.64%	0.34%	59%	$47,756
2014	$10.73	0.08	(0.68)	(0.60)	(0.16)	—	(0.16)	$9.97	(5.65)%	1.18%	1.48%	0.69%	0.39%	77%	$50,788
2013	$8.92	0.08	1.88	1.96	(0.15)	—	(0.15)	$10.73	22.25%	1.22%	1.52%	0.86%	0.56%	87%	$61,312

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.32% (e.g., the Class I unified fee will be reduced from 1.34% to 1.02%) for at least one year,

20

beginning August 1, 2018. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92978 1808

Semiannual Report

June 30, 2018

VP Large Company Value Fund
Class I (AVVIX)
Class II (AVVTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Top Ten Holdings	% of net assets
Johnson & Johnson	3.4%
Schlumberger Ltd.	3.4%
Pfizer, Inc.	3.1%
Verizon Communications, Inc.	3.1%
Procter & Gamble Co. (The)	3.0%
Medtronic plc	2.8%
U.S. Bancorp	2.8%
TOTAL SA ADR	2.5%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.5%

Top Five Industries	% of net assets
Banks	13.8%
Pharmaceuticals	10.3%
Oil, Gas and Consumable Fuels	9.2%
Health Care Equipment and Supplies	5.6%
Capital Markets	4.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	86.8%
Foreign Common Stocks*	7.9%
Exchange-Traded Funds	2.3%
Total Equity Exposure	97.0%
Temporary Cash Investments	3.0%
Other Assets and Liabilities	—**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$985.10	$3.89	0.79%
Class II	$1,000	$983.90	$4.62	0.94%
Hypothetical
Class I	$1,000	$1,020.88	$3.96	0.79%
Class II	$1,000	$1,020.13	$4.71	0.94%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.7%
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	1,840	$195,463
Airlines — 0.7%
Southwest Airlines Co.	3,810	193,853
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	9,070	265,479
Banks — 13.8%
Bank of America Corp.	23,850	672,331
BB&T Corp.	11,870	598,723
JPMorgan Chase & Co.	6,030	628,326
M&T Bank Corp.	1,090	185,464
PNC Financial Services Group, Inc. (The)	2,040	275,604
U.S. Bancorp	15,080	754,302
Wells Fargo & Co.	12,260	679,694
		3,794,444
Beverages — 1.3%
PepsiCo, Inc.	3,280	357,094
Building Products — 1.9%
Johnson Controls International plc	15,820	529,179
Capital Markets — 4.9%
Ameriprise Financial, Inc.	2,200	307,736
Bank of New York Mellon Corp. (The)	9,720	524,200
Invesco Ltd.	19,390	514,998
		1,346,934
Chemicals — 1.2%
DowDuPont, Inc.	4,870	321,030
Communications Equipment — 2.0%
Cisco Systems, Inc.	12,830	552,075
Containers and Packaging — 0.6%
WestRock Co.	2,930	167,069
Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	17,040	857,282
Electric Utilities — 2.9%
Edison International	3,250	205,628
Eversource Energy	4,020	235,612
Xcel Energy, Inc.	7,490	342,143
		783,383
Electrical Equipment — 1.0%
Eaton Corp. plc	3,520	263,085
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	2,900	261,174

4

	Shares	Value
Energy Equipment and Services — 4.5%
Baker Hughes a GE Co.	8,990	$296,940
Schlumberger Ltd.	13,880	930,376
		1,227,316
Food and Staples Retailing — 3.1%
Sysco Corp.	3,890	265,648
Walgreens Boots Alliance, Inc.	4,400	264,066
Walmart, Inc.	3,770	322,900
		852,614
Food Products — 3.6%
Conagra Brands, Inc.	7,800	278,694
Kellogg Co.	2,240	156,509
Mondelez International, Inc., Class A	13,400	549,400
		984,603
Health Care Equipment and Supplies — 5.6%
Abbott Laboratories	2,640	161,014
Medtronic plc	9,130	781,619
Zimmer Biomet Holdings, Inc.	5,290	589,517
		1,532,150
Health Care Providers and Services — 2.8%
Cigna Corp.	1,030	175,048
HCA Healthcare, Inc.	1,680	172,368
Henry Schein, Inc.(1)	2,220	161,261
McKesson Corp.	1,960	261,464
		770,141
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	1,440	82,526
McDonald's Corp.	1,050	164,525
		247,051
Household Products — 3.0%
Procter & Gamble Co. (The)	10,700	835,242
Industrial Conglomerates — 1.6%
General Electric Co.	11,040	150,255
Siemens AG	2,090	276,336
		426,591
Insurance — 3.6%
Aflac, Inc.	6,140	264,143
Chubb Ltd.	5,110	649,072
MetLife, Inc.	1,680	73,248
		986,463
Machinery — 1.8%
Atlas Copco AB, B Shares	5,950	155,879
Cummins, Inc.	1,540	204,820
Ingersoll-Rand plc	1,510	135,492
		496,191
Multiline Retail — 0.6%
Target Corp.	2,030	154,524

5

	Shares	Value
Oil, Gas and Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	3,860	$282,745
Chevron Corp.	5,230	661,229
EQT Corp.	4,570	252,172
Noble Energy, Inc.	5,060	178,517
Occidental Petroleum Corp.	1,700	142,256
Royal Dutch Shell plc, Class B ADR	4,530	329,104
TOTAL SA ADR	11,280	683,117
		2,529,140
Personal Products — 0.8%
Unilever NV CVA	3,850	214,843
Pharmaceuticals — 10.3%
Allergan plc	1,610	268,419
Johnson & Johnson	7,670	930,678
Merck & Co., Inc.	8,940	542,658
Pfizer, Inc.	23,780	862,738
Roche Holding AG	980	218,256
		2,822,749
Road and Rail — 0.7%
Union Pacific Corp.	1,320	187,018
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	5,740	265,131
Intel Corp.	5,600	278,376
QUALCOMM, Inc.	4,500	252,540
		796,047
Software — 2.0%
Oracle Corp. (New York)	12,770	562,646
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	1,650	223,905
AutoZone, Inc.(1)	220	147,605
		371,510
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	510	94,406
TOTAL COMMON STOCKS (Cost $23,105,161)		25,978,789
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell 1000 Value ETF (Cost $624,204)	5,190	629,962
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $461,957), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $452,697)		452,631
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $385,558), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $377,028)		377,000

6

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,448	$1,448
TOTAL TEMPORARY CASH INVESTMENTS (Cost $831,079)		831,079
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $24,560,444)		27,439,830
OTHER ASSETS AND LIABILITIES†		(13,528)
TOTAL NET ASSETS — 100.0%		$27,426,302

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	183,359	CHF	180,303	UBS AG	9/28/18	$(79)
USD	988,149	EUR	839,378	Credit Suisse AG	9/28/18	1,499
GBP	7,637	USD	10,149	Morgan Stanley	9/28/18	(32)
GBP	6,887	USD	9,120	Morgan Stanley	9/28/18	5
USD	287,130	GBP	215,443	Morgan Stanley	9/28/18	1,703
USD	8,245	GBP	6,186	Morgan Stanley	9/28/18	49
USD	10,832	GBP	8,253	Morgan Stanley	9/28/18	(102)
JPY	1,002,928	USD	9,154	Morgan Stanley	9/28/18	(40)
USD	225,080	JPY	24,574,945	Morgan Stanley	9/28/18	1,764
USD	12,141	JPY	1,320,818	Morgan Stanley	9/28/18	138
SEK	40,032	USD	4,541	Goldman Sachs & Co.	9/28/18	(42)
SEK	27,411	USD	3,079	Goldman Sachs & Co.	9/28/18	2
USD	108,931	SEK	960,758	Goldman Sachs & Co.	9/28/18	952
USD	21,731	SEK	194,582	Goldman Sachs & Co.	9/28/18	(138)
						$5,679

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $24,560,444)	$27,439,830
Receivable for investments sold	66,047
Receivable for capital shares sold	756
Unrealized appreciation on forward foreign currency exchange contracts	6,112
Dividends and interest receivable	46,901
27,559,646

Liabilities
Payable for investments purchased	110,396
Payable for capital shares redeemed	2,487
Unrealized depreciation on forward foreign currency exchange contracts	433
Accrued management fees	16,110
Distribution fees payable	3,918
133,344

Net Assets	$27,426,302

Net Assets Consist of:
Capital (par value and paid-in surplus)	$24,415,909
Undistributed net investment income	71,109
Undistributed net realized gain	54,318
Net unrealized appreciation	2,884,966
$27,426,302

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$8,287,005	572,361	$14.48
Class II, $0.01 Par Value	$19,139,297	1,301,543	$14.71

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,722)	$314,756
Interest	3,474
318,230

Expenses:
Management fees	102,958
Distribution fees - Class II	20,807
Directors' fees and expenses	323
124,088
Fees waived(1)	(13,601)
110,487

Net investment income (loss)	207,743

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	307,807
Forward foreign currency exchange contract transactions	38,857
Foreign currency translation transactions	(487)
346,177

Change in net unrealized appreciation (depreciation) on:
Investments	(979,709)
Forward foreign currency exchange contracts	26,393
Translation of assets and liabilities in foreign currencies	(121)
(953,437)

Net realized and unrealized gain (loss)	(607,260)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(399,517)

(1)	Amount consists of $4,446 and $9,155 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$207,743	$376,767
Net realized gain (loss)	346,177	1,350,253
Change in net unrealized appreciation (depreciation)	(953,437)	341,960
Net increase (decrease) in net assets resulting from operations	(399,517)	2,068,980

Distributions to Shareholders
From net investment income:
Class I	(63,962)	(154,643)
Class II	(121,074)	(168,922)
From net realized gains:
Class I	(470,597)	(569,790)
Class II	(956,199)	(517,100)
Decrease in net assets from distributions	(1,611,832)	(1,410,455)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,383,623	1,735,480

Net increase (decrease) in net assets	5,372,274	2,394,005

Net Assets
Beginning of period	22,054,028	19,660,023
End of period	$27,426,302	$22,054,028

Undistributed net investment income	$71,109	$48,402

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2018 through July 31, 2018, the investment advisor agreed to waive 0.11% of the fund's management fee. Effective August 1, 2018, the investment advisor agreed to increase the amount of the waiver from 0.11% to 0.14% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2018 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.70% to 0.90%	0.90%	0.79%
Class II	0.60% to 0.80%	0.80%	0.69%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $202,597 and $67,814, respectively. The effect of interfund transactions on the Statement of Operations was $(643) in net realized gain (loss) on investment transactions.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2018 were $11,988,154 and $6,189,895, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	66,579	$1,010,133	151,220	$2,340,673
Issued in reinvestment of distributions	37,905	534,559	48,520	724,433
Redeemed	(44,803)	(683,521)	(341,914)	(5,132,314)
	59,681	861,171	(142,174)	(2,067,208)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	429,245	6,605,062	345,417	5,337,916
Issued in reinvestment of distributions	75,221	1,077,273	45,243	686,022
Redeemed	(76,332)	(1,159,883)	(143,363)	(2,221,250)
	428,134	6,522,452	247,297	3,802,688
Net increase (decrease)	487,815	$7,383,623	105,123	$1,735,480

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$25,113,475	$865,314	—
Exchange-Traded Funds	629,962	—	—
Temporary Cash Investments	1,448	829,631	—
	$25,744,885	$1,694,945	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,112	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$433	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,905,630.

The value of foreign currency risk derivative instruments as of June 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $6,112 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $433 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $38,857 in net realized gain (loss) on forward foreign currency exchange contract transactions and $26,393 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

15

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,841,507
Gross tax appreciation of investments	$3,247,439
Gross tax depreciation of investments	(649,116)
Net tax appreciation (depreciation) of investments	$2,598,323

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$15.77	0.13	(0.39)	(0.26)	(0.12)	(0.91)	(1.03)	$14.48	(1.49)%	0.79%(4)	0.90%(4)	1.78%(4)	1.67%(4)	26%	$8,287
2017	$15.25	0.31	1.31	1.62	(0.27)	(0.83)	(1.10)	$15.77	11.07%	0.80%	0.91%	2.02%	1.91%	64%	$8,083
2016	$14.39	0.29	1.75	2.04	(0.31)	(0.87)	(1.18)	$15.25	15.25%	0.79%	0.90%	2.03%	1.92%	77%	$9,984
2015	$15.23	0.22	(0.81)	(0.59)	(0.23)	(0.02)	(0.25)	$14.39	(3.89)%	0.80%	0.91%	1.43%	1.32%	63%	$8,693
2014	$13.69	0.21	1.54	1.75	(0.21)	—	(0.21)	$15.23	12.87%	0.80%	0.90%	1.47%	1.37%	70%	$7,547
2013	$10.58	0.20	3.10	3.30	(0.19)	—	(0.19)	$13.69	31.33%	0.86%	0.91%	1.64%	1.59%	61%	$6,795
Class II
2018(3)	$16.00	0.12	(0.39)	(0.27)	(0.11)	(0.91)	(1.02)	$14.71	(1.61)%	0.94%(4)	1.05%(4)	1.63%(4)	1.52%(4)	26%	$19,139
2017	$15.45	0.29	1.33	1.62	(0.24)	(0.83)	(1.07)	$16.00	10.96%	0.95%	1.06%	1.87%	1.76%	64%	$13,971
2016	$14.57	0.27	1.77	2.04	(0.29)	(0.87)	(1.16)	$15.45	15.02%	0.94%	1.05%	1.88%	1.77%	77%	$9,676
2015	$15.42	0.19	(0.81)	(0.62)	(0.21)	(0.02)	(0.23)	$14.57	(4.05)%	0.95%	1.06%	1.28%	1.17%	63%	$8,816
2014	$13.86	0.19	1.56	1.75	(0.19)	—	(0.19)	$15.42	12.77%	0.95%	1.05%	1.32%	1.22%	70%	$9,515
2013	$10.71	0.19	3.13	3.32	(0.17)	—	(0.17)	$13.86	31.04%	1.01%	1.06%	1.49%	1.44%	61%	$8,207

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

19

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

20

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.14% (e.g., the Class I unified fee will be reduced

21

from 0.90% to 0.76%) for at least one year, beginning August 1, 2018. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92982 1808

Semiannual Report

June 30, 2018

VP Mid Cap Value Fund
Class I (AVIPX)
Class II (AVMTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Top Ten Holdings	% of net assets
Zimmer Biomet Holdings, Inc.	2.9%
Northern Trust Corp.	2.2%
Johnson Controls International plc	2.0%
Hubbell, Inc.	2.0%
Invesco Ltd.	2.0%
Weyerhaeuser Co.	2.0%
BB&T Corp.	2.0%
WestRock Co.	1.8%
Conagra Brands, Inc.	1.8%
iShares Russell Mid-Cap Value ETF	1.7%

Top Five Industries	% of net assets
Banks	9.0%
Oil, Gas and Consumable Fuels	7.9%
Food Products	7.1%
Health Care Providers and Services	6.2%
Capital Markets	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	95.3%
Exchange-Traded Funds	1.7%
Total Equity Exposure	97.0%
Temporary Cash Investments	3.2%
Other Assets and Liabilities	(0.2)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$992.20	$4.15	0.84%
Class II	$1,000	$992.00	$4.89	0.99%
Hypothetical
Class I	$1,000	$1,020.63	$4.21	0.84%
Class II	$1,000	$1,019.89	$4.96	0.99%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.3%
Aerospace and Defense — 1.0%
Textron, Inc.	184,757	$12,177,334
Airlines — 1.0%
Southwest Airlines Co.	254,083	12,927,743
Auto Components — 0.2%
Aptiv plc	34,091	3,123,758
Automobiles — 0.7%
Honda Motor Co. Ltd. ADR	319,072	9,339,237
Banks — 9.0%
Bank of Hawaii Corp.	184,169	15,363,378
BB&T Corp.	481,909	24,307,490
Comerica, Inc.	57,778	5,253,176
Commerce Bancshares, Inc.	227,732	14,736,538
M&T Bank Corp.	98,306	16,726,766
SunTrust Banks, Inc.	199,843	13,193,635
UMB Financial Corp.	137,110	10,451,895
Westamerica Bancorporation	211,612	11,958,194
		111,991,072
Beverages — 0.8%
Molson Coors Brewing Co., Class B	141,462	9,625,074
Building Products — 2.0%
Johnson Controls International plc	759,328	25,399,522
Capital Markets — 5.7%
Ameriprise Financial, Inc.	125,087	17,497,170
Invesco Ltd.	947,492	25,165,387
Northern Trust Corp.	270,545	27,836,375
		70,498,932
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	104,910	7,171,648
Containers and Packaging — 5.1%
Bemis Co., Inc.	228,396	9,640,595
Graphic Packaging Holding Co.	1,192,455	17,302,522
Sonoco Products Co.	281,172	14,761,530
WestRock Co.	392,647	22,388,732
		64,093,379
Distributors — 1.0%
Genuine Parts Co.	130,942	12,019,166
Electric Utilities — 3.8%
Edison International	212,953	13,473,536
Eversource Energy	99,840	5,851,622
Pinnacle West Capital Corp.	120,930	9,742,121
Xcel Energy, Inc.	394,567	18,023,821
		47,091,100
Electrical Equipment — 4.3%
Eaton Corp. plc	164,579	12,300,634
Emerson Electric Co.	229,279	15,852,350

4

	Shares	Value
Hubbell, Inc.	239,679	$25,343,658
		53,496,642
Electronic Equipment, Instruments and Components — 1.6%
Keysight Technologies, Inc.(1)	195,861	11,561,675
TE Connectivity Ltd.	94,048	8,469,963
		20,031,638
Energy Equipment and Services — 2.5%
Baker Hughes a GE Co.	472,891	15,619,590
National Oilwell Varco, Inc.	358,705	15,567,797
		31,187,387
Equity Real Estate Investment Trusts (REITs) — 4.6%
American Tower Corp.	57,807	8,334,035
Empire State Realty Trust, Inc., Class A	236,789	4,049,092
MGM Growth Properties LLC, Class A	325,025	9,900,262
Piedmont Office Realty Trust, Inc., Class A	483,143	9,629,040
Weyerhaeuser Co.	689,403	25,135,633
		57,048,062
Food and Staples Retailing — 2.5%
Sysco Corp.	274,356	18,735,771
US Foods Holding Corp.(1)	331,104	12,522,353
		31,258,124
Food Products — 7.1%
Conagra Brands, Inc.	613,996	21,938,077
General Mills, Inc.	246,040	10,889,730
J.M. Smucker Co. (The)	72,404	7,781,982
Kellogg Co.	257,197	17,970,354
Mondelez International, Inc., Class A	381,079	15,624,239
Orkla ASA	1,613,224	14,142,835
		88,347,217
Gas Utilities — 1.1%
Atmos Energy Corp.	74,424	6,708,580
Spire, Inc.	107,628	7,603,918
		14,312,498
Health Care Equipment and Supplies — 4.2%
Siemens Healthineers AG(1)	125,400	5,177,461
STERIS plc	103,302	10,847,743
Zimmer Biomet Holdings, Inc.	326,088	36,339,247
		52,364,451
Health Care Providers and Services — 6.2%
Cardinal Health, Inc.	293,930	14,352,602
Express Scripts Holding Co.(1)	158,536	12,240,564
HCA Healthcare, Inc.	58,881	6,041,191
Henry Schein, Inc.(1)	138,954	10,093,619
LifePoint Health, Inc.(1)	325,149	15,867,271
McKesson Corp.	86,458	11,533,497
Quest Diagnostics, Inc.	68,165	7,494,060
		77,622,804
Household Durables — 0.8%
PulteGroup, Inc.	333,774	9,596,002
Household Products — 0.8%
Kimberly-Clark Corp.	98,146	10,338,700

5

	Shares	Value
Insurance — 5.1%
Aflac, Inc.	197,731	$8,506,388
Arthur J. Gallagher & Co.	137,022	8,944,796
Brown & Brown, Inc.	246,663	6,839,965
Chubb Ltd.	145,644	18,499,701
ProAssurance Corp.	105,921	3,754,899
Reinsurance Group of America, Inc.	71,537	9,548,759
Torchmark Corp.	49,677	4,044,204
Travelers Cos., Inc. (The)	26,138	3,197,723
		63,336,435
Machinery — 3.5%
Cummins, Inc.	91,464	12,164,712
IMI plc	695,187	10,385,799
Ingersoll-Rand plc	135,934	12,197,358
PACCAR, Inc.	101,590	6,294,516
Parker-Hannifin Corp.	14,779	2,303,307
		43,345,692
Multi-Utilities — 1.9%
Ameren Corp.	143,770	8,748,404
NorthWestern Corp.	255,227	14,611,746
		23,360,150
Multiline Retail — 0.9%
Target Corp.	147,200	11,204,864
Oil, Gas and Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	155,275	11,373,894
Cimarex Energy Co.	134,930	13,727,778
Devon Energy Corp.	385,310	16,938,228
EQT Corp.	346,502	19,119,980
Imperial Oil Ltd.	305,078	10,141,033
Marathon Petroleum Corp.	54,925	3,853,538
Noble Energy, Inc.	492,532	17,376,529
Occidental Petroleum Corp.	63,821	5,340,541
		97,871,521
Road and Rail — 1.5%
Heartland Express, Inc.	616,532	11,436,669
Norfolk Southern Corp.	45,337	6,839,993
		18,276,662
Semiconductors and Semiconductor Equipment — 4.0%
Applied Materials, Inc.	81,397	3,759,728
Lam Research Corp.	37,844	6,541,335
Maxim Integrated Products, Inc.	289,935	17,007,587
Microchip Technology, Inc.	109,218	9,933,377
Teradyne, Inc.	320,495	12,201,245
		49,443,272
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	104,329	14,157,445
Technology Hardware, Storage and Peripherals — 0.6%
HP, Inc.	317,011	7,192,980
Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.	793,960	10,448,514

6

	Shares	Value
Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	199,987	$16,968,897
TOTAL COMMON STOCKS (Cost $1,016,849,322)		1,186,667,922
EXCHANGE-TRADED FUNDS — 1.7%
iShares Russell Mid-Cap Value ETF (Cost $20,396,359)	234,970	20,792,495
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $21,822,474), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $21,385,048)		21,381,930
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/27, valued at $18,177,960), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $17,822,337)		17,821,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	83,056	83,056
TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,285,986)		39,285,986
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,076,531,667)		1,246,746,403
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,078,019)
TOTAL NET ASSETS — 100.0%		$1,244,668,384

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	432,764	USD	325,757	Morgan Stanley	9/28/18	$3,911
USD	9,026,308	CAD	12,010,406	Morgan Stanley	9/28/18	(122,883)
EUR	107,123	USD	125,715	Credit Suisse AG	9/28/18	203
USD	4,586,991	EUR	3,896,397	Credit Suisse AG	9/28/18	6,956
GBP	176,476	USD	234,531	Morgan Stanley	9/28/18	(731)
USD	8,861,587	GBP	6,649,149	Morgan Stanley	9/28/18	52,571
JPY	23,174,844	USD	212,358	Morgan Stanley	9/28/18	(1,765)
USD	5,751,728	JPY	627,990,895	Morgan Stanley	9/28/18	45,085
USD	12,185,423	NOK	98,450,300	Goldman Sachs & Co.	9/28/18	55,604
						$38,951

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,076,531,667)	$1,246,746,403
Receivable for investments sold	3,965,148
Receivable for capital shares sold	591,743
Unrealized appreciation on forward foreign currency exchange contracts	164,330
Dividends and interest receivable	1,871,711
1,253,339,335

Liabilities
Payable for investments purchased	7,062,199
Payable for capital shares redeemed	516,782
Unrealized depreciation on forward foreign currency exchange contracts	125,379
Accrued management fees	803,689
Distribution fees payable	162,902
8,670,951

Net Assets	$1,244,668,384

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,038,833,534
Undistributed net investment income	1,896,494
Undistributed net realized gain	33,684,721
Net unrealized appreciation	170,253,635
$1,244,668,384

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$461,610,340	21,980,239	$21.00
Class II, $0.01 Par Value	$783,058,044	37,254,890	$21.02

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $137,124)	$13,253,717
Interest	184,458
13,438,175

Expenses:
Management fees	6,103,241
Distribution fees - Class II	1,063,508
Directors' fees and expenses	17,531
Other expenses	250
7,184,530
Fees waived(1)	(1,044,583)
6,139,947

Net investment income (loss)	7,298,228

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	47,476,027
Forward foreign currency exchange contract transactions	253,731
Foreign currency translation transactions	(11,698)
47,718,060

Change in net unrealized appreciation (depreciation) on:
Investments	(70,163,946)
Forward foreign currency exchange contracts	736,800
Translation of assets and liabilities in foreign currencies	(2,125)
(69,429,271)

Net realized and unrealized gain (loss)	(21,711,211)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,412,983)

(1)	Amount consists of $363,938 and $680,645 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$7,298,228	$20,414,091
Net realized gain (loss)	47,718,060	86,026,887
Change in net unrealized appreciation (depreciation)	(69,429,271)	35,105,226
Net increase (decrease) in net assets resulting from operations	(14,412,983)	141,546,204

Distributions to Shareholders
From net investment income:
Class I	(3,178,008)	(6,573,322)
Class II	(5,419,012)	(12,219,022)
From net realized gains:
Class I	(28,013,528)	(8,305,006)
Class II	(55,729,471)	(17,217,244)
Decrease in net assets from distributions	(92,340,019)	(44,314,594)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(28,420,145)	81,479,069

Net increase (decrease) in net assets	(135,173,147)	178,710,679

Net Assets
Beginning of period	1,379,841,531	1,201,130,852
End of period	$1,244,668,384	$1,379,841,531

Undistributed net investment income	$1,896,494	$3,195,286

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

11

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended June 30, 2018, the investment advisor agreed to waive 0.16% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	1.00%	0.84%
Class II	0.90%	0.74%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $17,631,357 and $6,115,621, respectively. The effect of interfund transactions on the Statement of Operations was $149,541 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
June 30, 2018 were $462,387,427 and $569,632,866, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	130,000,000		130,000,000
Sold	1,681,490	$36,813,138	5,755,982	$124,380,900
Issued in reinvestment of distributions	1,499,997	30,809,952	689,879	14,731,184
Redeemed	(1,296,782)	(28,448,529)	(3,381,073)	(72,697,394)
	1,884,705	39,174,561	3,064,788	66,414,690
Class II/Shares Authorized	225,000,000		225,000,000
Sold	2,099,021	45,903,224	5,984,149	129,347,400
Issued in reinvestment of distributions	2,974,977	61,148,483	1,378,597	29,436,266
Redeemed	(8,353,647)	(174,646,413)	(6,652,216)	(143,719,287)
	(3,279,649)	(67,594,706)	710,530	15,064,379
Net increase (decrease)	(1,394,944)	$(28,420,145)	3,775,318	$81,479,069

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,146,820,794	$39,847,128	—
Exchange-Traded Funds	20,792,495	—	—
Temporary Cash Investments	83,056	39,202,930	—
	$1,167,696,345	$79,050,058	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$164,330	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$125,379	—

14

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $56,575,905.

The value of foreign currency risk derivative instruments as of June 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $164,330 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $125,379 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $253,731 in net realized gain (loss) on forward foreign currency exchange contract transactions and $736,800 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,097,719,070
Gross tax appreciation of investments	$179,263,012
Gross tax depreciation of investments	(30,235,679)
Net tax appreciation (depreciation) of investments	$149,027,333

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$22.75	0.13	(0.35)	(0.22)	(0.15)	(1.38)	(1.53)	$21.00	(0.78)%	0.84%(4)	1.00%(4)	1.22%(4)	1.06%(4)	36%	$461,610
2017	$21.12	0.37	2.03	2.40	(0.34)	(0.43)	(0.77)	$22.75	11.69%	0.86%	1.01%	1.68%	1.53%	45%	$457,104
2016	$18.39	0.30	3.71	4.01	(0.33)	(0.95)	(1.28)	$21.12	22.85%	0.87%	1.00%	1.59%	1.46%	49%	$359,606
2015	$19.84	0.24	(0.49)	(0.25)	(0.32)	(0.88)	(1.20)	$18.39	(1.43)%	0.88%	1.00%	1.29%	1.17%	65%	$268,866
2014	$18.47	0.25	2.60	2.85	(0.22)	(1.26)	(1.48)	$19.84	16.42%	0.94%	1.00%	1.31%	1.25%	60%	$210,494
2013	$14.59	0.23	4.09	4.32	(0.20)	(0.24)	(0.44)	$18.47	30.11%	1.01%	1.01%	1.39%	1.39%	63%	$94,906
Class II
2018(3)	$22.76	0.12	(0.34)	(0.22)	(0.14)	(1.38)	(1.52)	$21.02	(0.80)%	0.99%(4)	1.15%(4)	1.07%(4)	0.91%(4)	36%	$783,058
2017	$21.13	0.33	2.03	2.36	(0.30)	(0.43)	(0.73)	$22.76	11.47%	1.01%	1.16%	1.53%	1.38%	45%	$922,737
2016	$18.40	0.28	3.70	3.98	(0.30)	(0.95)	(1.25)	$21.13	22.72%	1.02%	1.15%	1.44%	1.31%	49%	$841,525
2015	$19.85	0.21	(0.49)	(0.28)	(0.29)	(0.88)	(1.17)	$18.40	(1.58)%	1.03%	1.15%	1.14%	1.02%	65%	$552,552
2014	$18.48	0.21	2.62	2.83	(0.20)	(1.26)	(1.46)	$19.85	16.24%	1.09%	1.15%	1.16%	1.10%	60%	$496,099
2013	$14.59	0.21	4.10	4.31	(0.18)	(0.24)	(0.42)	$18.48	29.90%	1.16%	1.16%	1.24%	1.24%	63%	$348,736

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

18

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

19

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.16% (e.g., the Class I unified fee will be reduced from 1.00% to 0.84%) for at least one year, beginning August 1, 2018. The Board concluded that

20

the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92983 1808

Semiannual Report

June 30, 2018

VP Ultra® Fund
Class I (AVPUX)
Class II (AVPSX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Top Ten Holdings	% of net assets
Apple, Inc.	8.5%
Amazon.com, Inc.	6.5%
Alphabet, Inc.*	6.1%
Facebook, Inc., Class A	4.5%
MasterCard, Inc., Class A	4.1%
Visa, Inc., Class A	4.0%
UnitedHealth Group, Inc.	3.6%
Intuitive Surgical, Inc.	3.2%
Boeing Co. (The)	2.6%
Netflix, Inc.	2.4%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	12.5%
IT Services	10.4%
Internet and Direct Marketing Retail	8.9%
Technology Hardware, Storage and Peripherals	8.5%
Software	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Exchange-Traded Funds	0.4%
Total Equity Exposure	98.5%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	—**
**Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,107.20	$4.34	0.83%
Class II	$1,000	$1,106.10	$5.12	0.98%
Hypothetical
Class I	$1,000	$1,020.68	$4.16	0.83%
Class II	$1,000	$1,019.94	$4.91	0.98%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace and Defense — 3.7%
Boeing Co. (The)	16,970	$5,693,605
United Technologies Corp.	18,320	2,290,549
		7,984,154
Automobiles — 1.6%
Tesla, Inc.(1)	10,270	3,522,097
Banks — 2.4%
JPMorgan Chase & Co.	31,880	3,321,896
U.S. Bancorp	35,820	1,791,716
		5,113,612
Beverages — 1.4%
Constellation Brands, Inc., Class A	14,340	3,138,596
Biotechnology — 5.6%
Alnylam Pharmaceuticals, Inc.(1)	7,440	732,766
Bluebird Bio, Inc.(1)	3,360	527,352
Celgene Corp.(1)	41,140	3,267,339
Gilead Sciences, Inc.	32,950	2,334,178
Ionis Pharmaceuticals, Inc.(1)	20,000	833,400
Regeneron Pharmaceuticals, Inc.(1)	10,650	3,674,143
Sage Therapeutics, Inc.(1)	4,730	740,387
		12,109,565
Capital Markets — 0.7%
MSCI, Inc.	9,610	1,589,782
Chemicals — 1.1%
Ecolab, Inc.	16,940	2,377,190
Electrical Equipment — 0.8%
Acuity Brands, Inc.	14,450	1,674,322
Electronic Equipment, Instruments and Components — 1.5%
Cognex Corp.	16,810	749,894
Keyence Corp.	1,400	791,076
Yaskawa Electric Corp.	48,300	1,707,940
		3,248,910
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	18,960	3,962,261
Health Care Equipment and Supplies — 5.6%
ABIOMED, Inc.(1)	3,220	1,317,141
Edwards Lifesciences Corp.(1)	10,320	1,502,282
IDEXX Laboratories, Inc.(1)	10,230	2,229,526
Intuitive Surgical, Inc.(1)	14,630	7,000,163
		12,049,112
Health Care Providers and Services — 3.6%
UnitedHealth Group, Inc.	31,720	7,782,185

4

	Shares	Value
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	2,010	$867,054
Starbucks Corp.	66,670	3,256,829
		4,123,883
Internet and Direct Marketing Retail — 8.9%
Amazon.com, Inc.(1)	8,310	14,125,338
Netflix, Inc.(1)	13,080	5,119,904
		19,245,242
Internet Software and Services — 12.5%
Alphabet, Inc., Class A(1)	5,390	6,086,334
Alphabet, Inc., Class C(1)	6,410	7,151,317
Baidu, Inc. ADR(1)	6,130	1,489,590
Facebook, Inc., Class A(1)	50,610	9,834,535
Tencent Holdings Ltd.	48,500	2,434,396
		26,996,172
IT Services — 10.4%
MasterCard, Inc., Class A	44,590	8,762,827
PayPal Holdings, Inc.(1)	48,460	4,035,264
Square, Inc., Class A(1)	13,760	848,166
Visa, Inc., Class A	66,030	8,745,674
		22,391,931
Machinery — 3.9%
Cummins, Inc.	12,540	1,667,820
Donaldson Co., Inc.	13,980	630,777
Nordson Corp.	6,290	807,699
WABCO Holdings, Inc.(1)	16,850	1,971,787
Wabtec Corp.	33,610	3,313,274
		8,391,357
Media — 2.2%
Walt Disney Co. (The)	44,860	4,701,777
Oil, Gas and Consumable Fuels — 1.8%
Concho Resources, Inc.(1)	9,200	1,272,820
EOG Resources, Inc.	20,380	2,535,883
		3,808,703
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	21,670	3,092,092
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	18,220	2,214,641
Semiconductors and Semiconductor Equipment — 3.1%
ams AG(1)	12,150	905,208
Analog Devices, Inc.	10,730	1,029,222
Applied Materials, Inc.	34,500	1,593,555
Maxim Integrated Products, Inc.	34,340	2,014,384
Xilinx, Inc.	19,120	1,247,771
		6,790,140
Software — 5.9%
Adobe Systems, Inc.(1)	3,560	867,964

5

	Shares	Value
Microsoft Corp.	48,560	$4,788,501
salesforce.com, Inc.(1)	31,730	4,327,972
Splunk, Inc.(1)	9,410	932,625
Tableau Software, Inc., Class A(1)	20,020	1,956,955
		12,874,017
Specialty Retail — 4.6%
O'Reilly Automotive, Inc.(1)	9,420	2,577,029
Ross Stores, Inc.	26,750	2,267,063
TJX Cos., Inc. (The)	53,380	5,080,708
		9,924,800
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	98,770	18,283,315
Textiles, Apparel and Luxury Goods — 2.2%
NIKE, Inc., Class B	46,030	3,667,671
Under Armour, Inc., Class C(1)	51,680	1,089,414
		4,757,085
TOTAL COMMON STOCKS (Cost $76,532,690)		212,146,941
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (Cost $827,007)	5,960	857,048
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $1,827,393), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $1,790,763)		1,790,502
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $1,522,204), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $1,492,112)		1,492,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,080	2,080
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,284,582)		3,284,582
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $80,644,279)		216,288,571
OTHER ASSETS AND LIABILITIES†		12,624
TOTAL NET ASSETS — 100.0%		$216,301,195

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	22,599	USD	22,983	UBS AG	9/28/18	$9
USD	310,629	CHF	305,451	UBS AG	9/28/18	(133)
USD	923,392	JPY	100,818,725	Morgan Stanley	9/28/18	7,238
						$7,114

6

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $80,644,279)	$216,288,571
Receivable for investments sold	285,997
Receivable for capital shares sold	118,051
Unrealized appreciation on forward foreign currency exchange contracts	7,247
Dividends and interest receivable	27,064
216,726,930

Liabilities
Payable for investments purchased	93,744
Payable for capital shares redeemed	159,516
Unrealized depreciation on forward foreign currency exchange contracts	133
Accrued management fees	136,744
Distribution fees payable	35,598
425,735

Net Assets	$216,301,195

Net Assets Consist of:
Capital (par value and paid-in surplus)	$69,719,496
Accumulated net investment loss	(109,852)
Undistributed net realized gain	11,040,145
Net unrealized appreciation	135,651,406
$216,301,195

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$48,198,366	2,521,376	$19.12
Class II, $0.01 Par Value	$168,102,829	8,948,784	$18.78

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $954)	$890,084
Interest	11,790
901,874

Expenses:
Management fees	983,714
Distribution fees - Class II	208,530
Directors' fees and expenses	2,782
Other expenses	39
1,195,065
Fees waived(1)	(181,411)
1,013,654

Net investment income (loss)	(111,780)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,864,424
Forward foreign currency exchange contract transactions	(10,984)
Foreign currency translation transactions	(376)
11,853,064

Change in net unrealized appreciation (depreciation) on:
Investments	9,881,047
Forward foreign currency exchange contracts	9,634
Translation of assets and liabilities in foreign currencies	90
9,890,771

Net realized and unrealized gain (loss)	21,743,835

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,632,055

(1)	Amount consists of $39,611 and $141,800 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$(111,780)	$281,295
Net realized gain (loss)	11,853,064	22,499,211
Change in net unrealized appreciation (depreciation)	9,890,771	31,093,840
Net increase (decrease) in net assets resulting from operations	21,632,055	53,874,346

Distributions to Shareholders
From net investment income:
Class I	(123,876)	(162,617)
Class II	(191,765)	(360,887)
From net realized gains:
Class I	(4,774,417)	(2,067,423)
Class II	(17,117,762)	(7,449,984)
Decrease in net assets from distributions	(22,207,820)	(10,040,911)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,305,323	(15,374,167)

Net increase (decrease) in net assets	10,729,558	28,459,268

Net Assets
Beginning of period	205,571,637	177,112,369
End of period	$216,301,195	$205,571,637

Undistributed (accumulated) net investment income (loss)	$(109,852)	$317,569

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended June 30, 2018, the investment advisor agreed to waive 0.17% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2018 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.900% to 1.000%	1.00%	0.83%
Class II	0.800% to 0.900%	0.90%	0.73%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $7,073 and $573,885, respectively. The effect of interfund transactions on the Statement of Operations was $108,578 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2018 were $28,962,062 and $40,285,181, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	406,596	$7,965,404	709,417	$12,315,672
Issued in reinvestment of distributions	277,681	4,898,293	139,552	2,230,040
Redeemed	(469,902)	(9,001,911)	(1,045,983)	(18,433,126)
	214,375	3,861,786	(197,014)	(3,887,414)
Class II/Shares Authorized	120,000,000		120,000,000
Sold	588,101	11,196,782	1,147,887	19,448,738
Issued in reinvestment of distributions	998,243	17,309,527	496,559	7,810,871
Redeemed	(1,100,316)	(21,062,772)	(2,278,337)	(38,746,362)
	486,028	7,443,537	(633,891)	(11,486,753)
Net increase (decrease)	700,403	$11,305,323	(830,905)	$(15,374,167)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$206,308,321	$5,838,620	—
Exchange-Traded Funds	857,048	—	—
Temporary Cash Investments	2,080	3,282,502	—
	$207,167,449	$9,121,122	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,247	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$133	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,742,044.

The value of foreign currency risk derivative instruments as of June 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $7,247 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $133 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(10,984) in net realized gain (loss) on forward foreign currency exchange contract transactions and $9,634 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$81,462,938
Gross tax appreciation of investments	$135,547,927
Gross tax depreciation of investments	(722,294)
Net tax appreciation (depreciation) of investments	$134,825,633

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$19.34	—(4)	1.89	1.89	(0.05)	(2.06)	(2.11)	$19.12	10.72%	0.83%(5)	1.00%(5)	0.02%(5)	(0.15)%(5)	14%	$48,198
2017	$15.46	0.05	4.73	4.78	(0.07)	(0.83)	(0.90)	$19.34	32.22%	0.84%	1.00%	0.26%	0.10%	22%	$44,607
2016	$15.47	0.05	0.60	0.65	(0.05)	(0.61)	(0.66)	$15.46	4.45%	0.85%	1.00%	0.34%	0.19%	30%	$38,701
2015	$16.13	0.05	0.95	1.00	(0.07)	(1.59)	(1.66)	$15.47	6.27%	0.85%	1.01%	0.32%	0.16%	35%	$41,490
2014	$14.72	0.06	1.41	1.47	(0.06)	—	(0.06)	$16.13	9.99%	0.88%	1.00%	0.36%	0.24%	35%	$38,754
2013	$10.80	0.05	3.94	3.99	(0.07)	—	(0.07)	$14.72	37.07%	0.91%	1.01%	0.42%	0.32%	34%	$39,393
Class II
2018(3)	$19.02	(0.01)	1.85	1.84	(0.02)	(2.06)	(2.08)	$18.78	10.61%	0.98%(5)	1.15%(5)	(0.13)%(5)	(0.30)%(5)	14%	$168,103
2017	$15.22	0.02	4.65	4.67	(0.04)	(0.83)	(0.87)	$19.02	32.00%	0.99%	1.15%	0.11%	(0.05)%	22%	$160,964
2016	$15.24	0.03	0.59	0.62	(0.03)	(0.61)	(0.64)	$15.22	4.35%	1.00%	1.15%	0.19%	0.04%	30%	$138,411
2015	$15.91	0.03	0.94	0.97	(0.05)	(1.59)	(1.64)	$15.24	6.05%	1.00%	1.16%	0.17%	0.01%	35%	$150,493
2014	$14.52	0.03	1.39	1.42	(0.03)	—	(0.03)	$15.91	9.83%	1.03%	1.15%	0.21%	0.09%	35%	$150,331
2013	$10.65	0.03	3.89	3.92	(0.05)	—	(0.05)	$14.52	36.92%	1.06%	1.16%	0.27%	0.17%	34%	$218,460

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

18

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods and below its benchmark for the ten-year period reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

19

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of

20

the Fund's annual unified management fee of 0.17% (e.g., the Class I unified fee will be reduced from 1.00% to 0.83%) for at least one year, beginning August 1, 2018. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92980 1808

Semiannual Report

June 30, 2018

VP Value Fund
Class I (AVPIX)
Class II (AVPVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.2%
Pfizer, Inc.	3.1%
Wells Fargo & Co.	2.9%
General Electric Co.	2.7%
Merck & Co., Inc.	2.5%
Bank of America Corp.	2.5%
Johnson & Johnson	2.4%
U.S. Bancorp	2.3%
Schlumberger Ltd.	2.2%

Top Five Industries	% of net assets
Banks	14.2%
Oil, Gas and Consumable Fuels	11.1%
Pharmaceuticals	11.0%
Health Care Providers and Services	4.8%
Energy Equipment and Services	4.4%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	92.1%
Foreign Common Stocks*	5.1%
Exchange-Traded Funds	0.3%
Total Equity Exposure	97.5%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	(0.1)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$996.40	$3.86	0.78%
Class II	$1,000	$996.60	$4.60	0.93%
Hypothetical
Class I	$1,000	$1,020.93	$3.91	0.78%
Class II	$1,000	$1,020.18	$4.66	0.93%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.2%
Airlines — 0.5%
Alaska Air Group, Inc.	36,690	$2,215,709
Southwest Airlines Co.	48,040	2,444,275
		4,659,984
Automobiles — 1.2%
General Motors Co.	147,094	5,795,503
Honda Motor Co. Ltd.	155,100	4,557,109
		10,352,612
Banks — 14.2%
Bank of America Corp.	775,250	21,854,298
BB&T Corp.	165,250	8,335,210
BOK Financial Corp.	17,510	1,646,115
Comerica, Inc.	30,612	2,783,243
JPMorgan Chase & Co.	272,819	28,427,740
M&T Bank Corp.	30,054	5,113,688
PNC Financial Services Group, Inc. (The)	82,882	11,197,358
U.S. Bancorp	402,082	20,112,142
Wells Fargo & Co.	465,162	25,788,581
		125,258,375
Beverages — 0.7%
PepsiCo, Inc.	52,931	5,762,598
Building Products — 0.9%
Johnson Controls International plc	242,571	8,114,000
Capital Markets — 3.9%
Ameriprise Financial, Inc.	32,650	4,567,082
Franklin Resources, Inc.	106,823	3,423,677
Goldman Sachs Group, Inc. (The)	39,946	8,810,889
Invesco Ltd.	303,306	8,055,807
Northern Trust Corp.	63,477	6,531,149
State Street Corp.	32,490	3,024,494
		34,413,098
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	32,060	2,191,622
Communications Equipment — 2.1%
Cisco Systems, Inc.	420,653	18,100,699
Containers and Packaging — 0.3%
Sonoco Products Co.	49,050	2,575,125
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class A(1)	40	11,281,601
Berkshire Hathaway, Inc., Class B(1)	32,534	6,072,471
		17,354,072

4

	Shares	Value
Diversified Telecommunication Services — 4.3%
AT&T, Inc.	609,174	$19,560,577
Verizon Communications, Inc.	356,780	17,949,602
		37,510,179
Electric Utilities — 1.0%
Edison International	53,900	3,410,253
PG&E Corp.	136,749	5,820,037
		9,230,290
Electrical Equipment — 1.2%
Emerson Electric Co.	74,470	5,148,856
Hubbell, Inc.	54,360	5,748,026
		10,896,882
Electronic Equipment, Instruments and Components — 1.1%
Keysight Technologies, Inc.(1)	65,439	3,862,864
TE Connectivity Ltd.	64,880	5,843,093
		9,705,957
Energy Equipment and Services — 4.4%
Baker Hughes a GE Co.	231,014	7,630,392
Halliburton Co.	49,820	2,244,889
Helmerich & Payne, Inc.	32,951	2,100,956
National Oilwell Varco, Inc.	155,322	6,740,975
Schlumberger Ltd.	293,730	19,688,722
		38,405,934
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	115,880	4,224,985
Food and Staples Retailing — 1.3%
Walmart, Inc.	135,068	11,568,574
Food Products — 3.7%
Conagra Brands, Inc.	180,083	6,434,366
General Mills, Inc.	143,320	6,343,343
Kellogg Co.	101,537	7,094,390
Mondelez International, Inc., Class A	320,446	13,138,286
		33,010,385
Health Care Equipment and Supplies — 4.3%
Abbott Laboratories	94,340	5,753,797
Medtronic plc	190,657	16,322,146
Siemens Healthineers AG(1)	108,372	4,474,416
Zimmer Biomet Holdings, Inc.	99,626	11,102,321
		37,652,680
Health Care Providers and Services — 4.8%
Cardinal Health, Inc.	183,330	8,952,004
Cigna Corp.	13,850	2,353,808
Express Scripts Holding Co.(1)	98,487	7,604,181
HCA Healthcare, Inc.	44,280	4,543,128
LifePoint Health, Inc.(1)	156,913	7,657,355
McKesson Corp.	59,190	7,895,946

5

	Shares	Value
Universal Health Services, Inc., Class B	29,260	$3,260,734
		42,267,156
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	50,364	2,886,361
Household Products — 3.6%
Kimberly-Clark Corp.	39,270	4,136,702
Procter & Gamble Co. (The)	356,846	27,855,399
		31,992,101
Industrial Conglomerates — 2.9%
General Electric Co.	1,735,614	23,621,706
Siemens AG	17,830	2,357,453
		25,979,159
Insurance — 3.0%
Aflac, Inc.	86,050	3,701,871
Chubb Ltd.	79,719	10,125,907
MetLife, Inc.	117,679	5,130,805
Reinsurance Group of America, Inc.	36,956	4,932,887
Unum Group	59,180	2,189,068
		26,080,538
Leisure Products — 0.3%
Mattel, Inc.	183,139	3,007,142
Machinery — 0.8%
Cummins, Inc.	19,680	2,617,440
IMI plc	285,360	4,263,157
		6,880,597
Metals and Mining — 0.5%
BHP Billiton Ltd.	170,290	4,273,444
Multiline Retail — 0.7%
Target Corp.	76,327	5,810,011
Oil, Gas and Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	107,766	7,893,859
Apache Corp.	82,678	3,865,196
Chevron Corp.	142,290	17,989,725
Cimarex Energy Co.	95,327	9,698,569
ConocoPhillips	90,464	6,298,104
Devon Energy Corp.	171,397	7,534,612
EQT Corp.	123,488	6,814,068
Noble Energy, Inc.	275,301	9,712,619
Occidental Petroleum Corp.	155,932	13,048,390
Royal Dutch Shell plc, B Shares	160,810	5,758,836
TOTAL SA	150,579	9,180,928
		97,794,906
Pharmaceuticals — 11.0%
Allergan plc	57,620	9,606,406
Bristol-Myers Squibb Co.	89,570	4,956,804
Johnson & Johnson	175,801	21,331,693
Merck & Co., Inc.	365,862	22,207,823

6

	Shares	Value
Pfizer, Inc.	763,609	$27,703,735
Roche Holding AG	32,330	7,200,224
Teva Pharmaceutical Industries Ltd. ADR	154,839	3,765,685
		96,772,370
Road and Rail — 1.1%
Heartland Express, Inc.	537,243	9,965,858
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	53,424	2,467,654
Intel Corp.	359,437	17,867,613
QUALCOMM, Inc.	152,090	8,535,291
Teradyne, Inc.	79,068	3,010,119
		31,880,677
Software — 2.3%
Microsoft Corp.	26,591	2,622,139
Oracle Corp. (New York)	395,263	17,415,288
		20,037,427
Specialty Retail — 1.7%
Advance Auto Parts, Inc.	68,995	9,362,621
AutoZone, Inc.(1)	4,950	3,321,104
Lowe's Cos., Inc.	19,678	1,880,626
		14,564,351
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	157,807	3,580,641
Textiles, Apparel and Luxury Goods — 0.9%
Ralph Lauren Corp.	25,640	3,223,461
Tapestry, Inc.	93,284	4,357,295
		7,580,756
Trading Companies and Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	40,610	3,445,759
TOTAL COMMON STOCKS (Cost $732,175,395)		855,787,305
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF (Cost $2,715,262)	22,040	2,675,215
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $12,870,425), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $12,612,440)		12,610,601
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $10,720,522), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $10,510,788)		10,510,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,882	12,882
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,133,483)		23,133,483
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $758,024,140)		881,596,003
OTHER ASSETS AND LIABILITIES — (0.1)%		(987,699)
TOTAL NET ASSETS — 100.0%		$880,608,304

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,077,185	AUD	4,163,591	JPMorgan Chase Bank N.A.	9/28/18	$(4,877)
USD	115,095	AUD	155,815	JPMorgan Chase Bank N.A.	9/28/18	(246)
USD	5,337,345	CHF	5,248,371	UBS AG	9/28/18	(2,290)
USD	12,191,382	EUR	10,355,911	Credit Suisse AG	9/28/18	18,489
USD	7,412,251	GBP	5,561,663	Morgan Stanley	9/28/18	43,973
USD	242,178	GBP	184,525	Morgan Stanley	9/28/18	(2,287)
JPY	12,912,075	USD	118,317	Morgan Stanley	9/28/18	(984)
USD	3,644,778	JPY	397,947,825	Morgan Stanley	9/28/18	28,570
						$80,348

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $758,024,140)	$881,596,003
Foreign currency holdings, at value (cost of $39)	39
Receivable for investments sold	1,697,433
Receivable for capital shares sold	436,729
Unrealized appreciation on forward foreign currency exchange contracts	91,032
Dividends and interest receivable	1,439,457
885,260,693

Liabilities
Payable for investments purchased	3,290,677
Payable for capital shares redeemed	722,104
Unrealized depreciation on forward foreign currency exchange contracts	10,684
Accrued management fees	535,268
Distribution fees payable	93,656
4,652,389

Net Assets	$880,608,304

Net Assets Consist of:
Capital (par value and paid-in surplus)	$757,326,344
Undistributed net investment income	454,409
Accumulated net realized loss	(822,411)
Net unrealized appreciation	123,649,962
$880,608,304

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$436,565,516	39,420,381	$11.07
Class II, $0.01 Par Value	$444,042,788	40,054,594	$11.09

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $95,009)	$10,968,094
Interest	108,489
11,076,583

Expenses:
Management fees	4,145,483
Distribution fees - Class II	577,216
Directors' fees and expenses	12,058
Other expenses	5,146
4,739,903
Fees waived(1)	(862,031)
3,877,872

Net investment income (loss)	7,198,711

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,799,805
Forward foreign currency exchange contract transactions	778,310
Foreign currency translation transactions	(7,930)
8,570,185

Change in net unrealized appreciation (depreciation) on:
Investments	(18,038,756)
Forward foreign currency exchange contracts	486,762
Translation of assets and liabilities in foreign currencies	(5,013)
(17,557,007)

Net realized and unrealized gain (loss)	(8,986,822)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,788,111)

(1)	Amount consists of $423,347 and $438,684 for Class I and Class II, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$7,198,711	$15,370,728
Net realized gain (loss)	8,570,185	58,244,646
Change in net unrealized appreciation (depreciation)	(17,557,007)	3,950,790
Net increase (decrease) in net assets resulting from operations	(1,788,111)	77,566,164

Distributions to Shareholders
From net investment income:
Class I	(3,845,627)	(7,610,046)
Class II	(3,629,661)	(7,210,808)
From net realized gains:
Class I	(27,940)	—
Class II	(29,043)	—
Decrease in net assets from distributions	(7,532,271)	(14,820,854)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(58,019,239)	(65,409,000)

Net increase (decrease) in net assets	(67,339,621)	(2,663,690)

Net Assets
Beginning of period	947,947,925	950,611,615
End of period	$880,608,304	$947,947,925

Undistributed net investment income	$454,409	$730,986

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2018 through July 31, 2018 the investment advisor agreed to waive 0.19% of the fund's management fee. Effective August 1, 2018, the investment advisor agreed to increase the amount of the waiver from 0.19% to 0.20% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2018 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	0.97%	0.78%
Class II	0.80% to 0.90%	0.87%	0.68%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,016,819 and $3,376,480, respectively. The effect of interfund transactions on the Statement of Operations was $132,715 in net realized gain (loss) on investment transactions.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2018 were $198,286,831 and $250,292,256, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	600,000,000		600,000,000
Sold	2,004,226	$22,523,988	5,442,960	$57,786,464
Issued in reinvestment of distributions	347,949	3,789,736	692,293	7,429,297
Redeemed	(4,228,569)	(47,389,227)	(8,886,041)	(94,682,149)
	(1,876,394)	(21,075,503)	(2,750,788)	(29,466,388)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	1,995,909	22,173,624	4,179,660	44,656,705
Issued in reinvestment of distributions	335,731	3,658,704	671,552	7,210,808
Redeemed	(5,520,625)	(62,776,064)	(8,225,920)	(87,810,125)
	(3,188,985)	(36,943,736)	(3,374,708)	(35,942,612)
Net increase (decrease)	(5,065,379)	$(58,019,239)	(6,125,496)	$(65,409,000)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$813,721,738	$42,065,567	—
Exchange-Traded Funds	2,675,215	—	—
Temporary Cash Investments	12,882	23,120,601	—
	$816,409,835	$65,186,168	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$91,032	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$10,684	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $37,446,920.

The value of foreign currency risk derivative instruments as of June 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $91,032 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $10,684 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $778,310 in net realized gain (loss) on forward foreign currency exchange contract transactions and $486,762 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$776,121,295
Gross tax appreciation of investments	$141,857,870
Gross tax depreciation of investments	(36,383,162)
Net tax appreciation (depreciation) of investments	$105,474,708

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2017, the fund had post-October capital loss deferrals of $(1,990,258), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$11.21	0.09	(0.13)	(0.04)	(0.10)	—(4)	(0.10)	$11.07	(0.36)%	0.78%(5)	0.97%(5)	1.66%(5)	1.47%(5)	22%	$436,566
2017	$10.48	0.18	0.73	0.91	(0.18)	—	(0.18)	$11.21	8.75%	0.80%	0.97%	1.71%	1.54%	30%	$462,812
2016	$8.85	0.17	1.62	1.79	(0.16)	—	(0.16)	$10.48	20.48%	0.81%	0.98%	1.77%	1.60%	46%	$461,586
2015	$9.41	0.18	(0.54)	(0.36)	(0.20)	—	(0.20)	$8.85	(3.88)%	0.80%	0.97%	1.96%	1.79%	47%	$407,398
2014	$8.45	0.15	0.95	1.10	(0.14)	—	(0.14)	$9.41	13.08%	0.84%	0.96%	1.66%	1.54%	44%	$453,412
2013	$6.52	0.14	1.92	2.06	(0.13)	—	(0.13)	$8.45	31.73%	0.88%	0.97%	1.79%	1.70%	51%	$430,392
Class II
2018(3)	$11.22	0.08	(0.12)	(0.04)	(0.09)	—(4)	(0.09)	$11.09	(0.34)%	0.93%(5)	1.12%(5)	1.51%(5)	1.32%(5)	22%	$444,043
2017	$10.49	0.17	0.72	0.89	(0.16)	—	(0.16)	$11.22	8.58%	0.95%	1.12%	1.56%	1.39%	30%	$485,136
2016	$8.86	0.15	1.63	1.78	(0.15)	—	(0.15)	$10.49	20.28%	0.96%	1.13%	1.62%	1.45%	46%	$489,026
2015	$9.42	0.17	(0.55)	(0.38)	(0.18)	—	(0.18)	$8.86	(4.02)%	0.95%	1.12%	1.81%	1.64%	47%	$410,920
2014	$8.46	0.13	0.95	1.08	(0.12)	—	(0.12)	$9.42	12.89%	0.99%	1.11%	1.51%	1.39%	44%	$449,906
2013	$6.53	0.12	1.92	2.04	(0.11)	—	(0.11)	$8.46	31.48%	1.03%	1.12%	1.64%	1.55%	51%	$508,757

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Per share amount was less than $0.005.

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.20% (e.g., the Class I unified fee will be reduced

22

from 0.96% to 0.76%) for at least one year, beginning August 1, 2018. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92977 1808

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 23, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2018